UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
June 30, 2023
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Global Equity Income Fund NQGAX NQGCX — NQGIX
Nuveen International Value Fund NAIGX NCIGX — NGRRX
Nuveen Multi Cap Value Fund NQVAX NQVCX — NQVRX
Nuveen Large Cap Value Fund NQCAX NQCCX — NQCRX
Nuveen Small/Mid Cap Value Fund NSMAX NSMCX NWQFX NSMRX
Nuveen Small Cap Value Opportunities Fund NSCAX NSCCX NSCFX NSCRX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations 11
About the Funds’ Benchmarks 12
Fund Performance, Expense Ratios and Holdings Summaries 13
Expense Examples 28
Report of Independent Registered Public Accounting Firm 30
Portfolios of Investments 31
Statement of Assets and Liabilities 54
Statement of Operations 56
Statement of Changes in Net Assets 58
Financial Highlights 61
Notes to Financial Statements 73
Important Tax Information 87
Additional Fund Information 89
Glossary of Terms Used in this Report 90
Liquidity Risk Management Program 91
Annual Investment Management Agreement Approval Process 92
Trustees and Officers 99

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks since 2022 to contain inflation have begun to take effect. From March 2022 to July
2023, the Fed raised the target fed funds rate by 5.25% to a range of 5.25% to 5.50%. Even with a brief pause in June 2023, this has been one of the fastest interest rate hiking cycles in the Fed’s history. Inflation rates in the U.S. and across most of the world have fallen from their post-pandemic highs but currently remain above the levels that central banks consider supportive of their economies’ long-term growth, particularly when looking at core inflation measures, which exclude volatile food and energy prices.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product accelerated to 2.4% in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages and continue to assess the impact of the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First
Republic Bank) and major European bank Credit Suisse in March 2023.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the June 2023 meeting to assess the effects of monetary policy on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the
U.S. debt ceiling faded after the government agreed in June 2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
August 22, 2023

Important Notices
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended June 30, 2024.

Portfolio Managers’
Comments

Nuveen Global Equity Income Fund
Nuveen International Value Fund
Nuveen Multi Cap Value Fund
Nuveen Large Cap Value Fund
Nuveen Small/Mid Cap Value Fund
Nuveen Small Cap Value Opportunities Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Peter Boardman, James T. Stephenson, CFA, and Thomas J. Ray, CFA, manage the Nuveen Global
Equity Income Fund. Peter Boardman and James T. Stephenson, CFA, serve as portfolio managers of the Nuveen International
Value Fund. Jon D. Bosse , CFA, and Jujhar S. Sohi , CFA, manage the Nuveen Multi Cap Value and Nuveen Large Cap Value
Funds. Andrew C. Hwang and Thomas J. Lavia , CFA, manage the Nuveen Small/Mid Cap Value and the Nuveen Small Cap Value
Opportunities Funds.
Here the portfolio managers review economic and market conditions, key management strategies and the Funds' performance for the twelve-month reporting period ended June 30, 2023. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and global market conditions during the twelve-month annual reporting period ended June 30, 2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended June 30, 2023. In the second quarter of 2023, the economy grew at an annualized rate of 2.4%, according to the initial estimate from the U.S. Bureau of Economic Analysis, accelerating from 2.0% in the first quarter and 2.1%
in 2022 overall. Early in the reporting period, inflation rose sharply because of supply chain disruptions and high food and energy prices related to the pandemic, the Russia-Ukraine war and China’s zero-COVID restrictions (eventually lifted in December 2022).
In the U.S., inflation during the reporting period reached its peak level in July 2022. Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, during the reporting period inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate seven times during the reporting period, bringing it to a range of 5.00% to 5.25% as of
May 2023, then opted to leave rates unchanged at the June 2023 meeting. Subsequent to the close of this reporting period, the
Fed raised its target rate at the July 2023 meeting another 0.25%, to a range of 5.25% to 5.50%. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon Valley Bank and Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023, Swiss bank UBS agreed to buy Credit Suisse, which was considered to be vulnerable in the current environment. For much of the reporting period, the
Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. By July 2022, the start of this reporting period, the economy had recovered the 22 million jobs lost since the beginning of the pandemic. As of June 2023, the unemployment rate remained near its pre-pandemic low of 3.6%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.

Portfolio Managers’ Comments
(continued)

Nuveen Global Equity Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2023?
The Fund seeks to provide high current income and long-term capital appreciation by investing in global equity and income-
producing securities. Under normal market conditions, the Fund’s minimum exposure to non-U.S. securities will be 80% of the MSCI
World Value Index’s non-U.S. exposure. The Fund will invest in securities of companies representing at least three different countries
(one of which may be the United States).
During the reporting period, the portfolio management team employed a rigorous, bottom-up, research-focused investment process. The team identified undervalued companies with positive risk/reward characteristics it believed would be present over an extended time, regardless of interim fluctuations. In addition, the portfolio management team sold securities or reduced positions in companies that no longer possessed attractive valuations or a catalyst. During the reporting period, the portfolio management team increased exposure to the consumer staples, information technology, and communications sectors. The team reduced exposure to the consumer discretionary and real estate sectors.
How did the Fund perform during the twelve-month reporting period ended June 30, 2023?
The Nuveen Global Equity Income Fund’s Class A Shares at NAV outperformed the MSCI World Value Index (Net) for the twelve-month reporting period ended June 30, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the MSCI World Value Index (Net).
The primary contributor to the Fund’s relative performance was security selection in industrials. Shares of Japanese diversified metals and chemicals trading company Mitsui & Co., Ltd. outperformed because Berkshire Hathaway increased its stake in the company and energy prices began to recover as demand increased from China. The Fund continues to hold this position. Shares of industrial conglomerate Siemens AG also advanced after management reported better-than-expected results and raised full-year sales and profit guidance. The company continues to benefit from easing supply chain bottlenecks. The Fund is maintaining a position in
Siemens AG.
An overweight and security selection in the information technology sector also contributed to the Fund’s outperformance, led by a position in database software maker Oracle Corp. The company is benefiting from recent publicity surrounding artificial intelligence
(AI) and the more powerful computing capabilities needed to process real-time data. Oracle also recently announced partnerships with NVIDIA Corp. and Cohere Corp. to further position itself as a generative AI leader. The Fund continues to hold this position.
Another top individual contributor was consumer discretionary holding Las Vegas Sands Corp., a casino and resort owner. The company benefited from a return to pre-pandemic volume levels at its Singapore property and improved customer traffic at its five Macau properties following China’s reopening. The company also more recently reinstated its quarterly dividend, which was suspended more than three years ago to conserve capital. The Fund continues to maintain exposure to Las Vegas Sands.
Partially offsetting the Fund’s outperformance was an overweight and security selection in the health care sector, one of the weaker-
performing sectors during the reporting period. The largest individual detractor from the Fund’s relative performance was utility sector holding Dominion Energy Inc., which underperformed because of inflationary pressures, supply chain constraints and fuel price challenges impacting customer rates. The Fund continues to hold the position because the portfolio management team believes the stock is undervalued.
Nuveen International Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2023?
The Fund invests primarily in equity securities of non-U.S. companies with mid- to large-sized capitalizations through a disciplined, value oriented process that seeks long-term capital appreciation and international diversification.
During the reporting period, the portfolio management team employed a rigorous, bottom-up, research-focused investment process. The portfolio management team identified undervalued companies with positive risk/reward characteristics it believed would be present over an extended time, regardless of interim fluctuations. The portfolio management team sold securities or reduced positions in companies that no longer possessed favorable attractive valuations or a catalyst for change. During the reporting period, the team increased the Fund’s exposure to the financials and consumer staples sectors, maintained an underweight to the health care sector, and maintained overweights to the industrials, communication services and energy sectors.
How did the Fund perform during the twelve-month reporting period ended June 30, 2023?
The Nuveen International Value Fund’s Class A Shares at NAV underperformed the MSCI EAFE Index (Net) for the twelve-month reporting period ended June 30, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the MSCI EAFE Index (Net).
The primary detractor from the Fund’s relative performance was security selection in the consumer discretionary and financial sectors. The largest individual detractor during the reporting period was found in the materials sector, fertilizer company Nutrien
Ltd. Shares underperformed because prices for potash and nitrogen fertilizer were weak. A late North American planting season and higher export volumes in potash from Belarus and Russia further pressured results. However, the Fund continues to hold the position because the portfolio management team believes prices are reaching a floor based on an uptick in demand and renewed planting momentum.
Partially offsetting the Fund's underperformance was security selection in the energy sector, led by the Fund’s top contributor
Technip Energies NV. The company was one of the major beneficiaries of the liquified natural gas and energy transition occurring globally. The Fund continues to hold its position in Technip Energies NV.
Security selection and an overweight in industrials also contributed positively to the Fund’s relative performance, led by a position in industrial conglomerate Siemens AG. Shares advanced after company management reported better-than-expected results and raised full-year sales and profit guidance. The company continues to benefit from easing supply chain bottlenecks. The Fund continues to maintain exposure to Siemens AG.
Nuveen Multi Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2023?
The Fund seeks long-term capital appreciation using an all-cap opportunistic strategy with a mid-cap bias that seeks to invest in equity securities of undervalued companies, with identifiable catalysts to improve profitability and generate attractive risk-adjusted returns, selected using qualitative, bottom-up research.
During the reporting period, the portfolio management team employed a rigorous, bottom-up, research-focused investment process. The team identified undervalued companies with positive risk/reward characteristics it believed would be present over an extended time, regardless of interim fluctuations. The portfolio management team sold securities or reduced positions in companies that no longer possessed attractive valuations or a catalyst. During the reporting period, the Fund shifted from an underweight in the communication services sector to an overweight because of the Russell 3000® Value Index rebalancing in June
2023. Additionally as a result of the index rebalancing, the Fund’s industrials exposure shifted from a modest overweight to an underweight. Other notable sector overweights versus the benchmark were energy and information technology, while notable sector underweights included consumer staples, real estate, industrials and health care.
How did the Fund perform during the twelve-month reporting period ended June 30, 2023?
The Nuveen Multi Cap Value Fund's Class A Shares at NAV significantly outperformed the Russell 3000® Value Index for the twelve-month reporting period ended June 30, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 3000® Value Index.
The Fund’s relative performance was driven by strong security selection and an overweight in the information technology sector. Top contributors in this sector included memory chip maker and licensor Rambus Inc. and database software maker Oracle Corp., which both benefited from recent publicity surrounding artificial intelligence (AI) and the more powerful computing capabilities needed to process real-time data. Rambus also continues to participate in the system upgrade cycle at enterprises and data centers. Oracle recently announced partnerships with NVIDIA Corp. and Cohere Corp. to further position itself as a generative AI leader. Both companies remain in the portfolio because the portfolio management team believes the stocks are undervalued.
Strong security selection in financials and industrials also contributed to relative performance. In the financial sector, the Fund benefited from its focus on larger money center banks and insurance companies and avoidance of companies impacted by the

Portfolio Managers’ Comments
(continued)

regional bank crisis in March 2023. In the industrials sector, the Fund saw favorable results from electrical connection and protection product manufacturer nVent Electric Plc. The company posted stronger-than-expected results, coupled with a management outlook that exceeded market expectations, as it continues to benefit from secular growth opportunities in end markets such as data centers. The Fund continues to hold nVent Electric PLC.
Modestly offsetting the Fund’s outperformance was security selection within the communication services sector. The greatest individual detractor during the reporting period was found in the health care sector, global contract research firm Syneos Health Inc.
Shares fell sharply after the company reported very weak third-quarter 2022 results and lowered forward-looking guidance, which were both in stark contrast to its industry peers. The credibility of the company’s new management team was negatively impacted, and the Fund’s position was eliminated.
Nuveen Large Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2023?
The Fund seeks long-term capital appreciation utilizing a strategy that employs qualitative, bottom-up research in an effort to uncover equity securities of undervalued companies with identifiable catalysts to improve profitability and generate attractive risk-
adjusted returns.
During the reporting period, the portfolio management team identified undervalued companies with a catalyst to unlock value or improve profitability, while maintaining a long-term investment view and focus on securities that could appreciate over an extended time, regardless of interim fluctuations. The portfolio management team sold securities or reduced exposure in companies that no longer maintained attractive valuations or catalysts. During the reporting period, the Fund shifted from an underweight in communication services to an overweight because of the Russell 1000® Value Index rebalancing in June 2023. Additionally, because of the index rebalancing, the Fund’s information technology exposure shifted from an overweight to an equal weight. Financial sector exposure shifted from fairly neutral to an overweight. The Fund’s other notable sector overweight versus the benchmark was energy, while notable underweights included real estate, consumer staples and consumer discretionary.
How did the Fund perform during the twelve-month reporting period ended June 30, 2023?
The Nuveen Large Cap Value Fund’s Class A Shares at NAV significantly outperformed the Russell 1000® Value Index for the twelve-month reporting period ended June 30, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 1000® Value Index.
The Fund’s relative performance was primarily driven by strong security selection in the financial sector. The Fund benefited from its focus on larger money center banks and insurance companies and avoidance of companies impacted by the regional bank crisis in
March 2023.
Strong security selection in information technology also contributed to relative performance, driven by database software maker
Oracle Corp. The company is benefiting from recent publicity surrounding artificial intelligence (AI) and the more powerful computing capabilities needed to process real-time data. Oracle also recently announced partnerships with NVIDIA Corp. and
Cohere Corp. to further position itself as a generative AI leader. The Fund continues to maintain exposure to Oracle Corp.
An additional individual contributor was electrical connection and protection product manufacturer nVent Electric PLC. The company posted stronger-than-expected results throughout the reporting period and an outlook that exceeded market expectations as it continues to benefit from secular growth opportunities in end markets such as data centers. The Fund continues to maintain exposure to nVent Electric PLC.
Partially offsetting the Fund’s outperformance was unfavorable security selection in the communication services sector. The greatest individual detractor was power company Dominion Energy Inc. The Fund continues to hold Dominion because the portfolio management team believes the stock is undervalued.

Nuveen Small/Mid Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2023?
The Fund seeks long-term capital appreciation by investing in equity securities of undervalued small- to mid-size market capitalization companies in industries with positive or improving business fundamentals as identified by a qualitative, bottom-up research process.
During the reporting period, the portfolio management team identified undervalued companies with a catalyst to unlock value or improve profitability, while maintaining a long-term investment view and focus on securities that could appreciate over an extended time, regardless of interim fluctuations. The portfolio management team sold securities or reduced exposure in companies that no longer maintained attractive valuations or catalysts. During the reporting period, the Fund shifted from an underweight in financials to an overweight because of the Russell 2500® Value Index rebalancing in June 2023. Conversely, because of the index rebalancing, energy sector exposure shifted from an overweight to an underweight. The portfolio management team also increased consumer discretionary exposure; however, the sector remained an underweight because the index weight also increased during rebalancing.
The Fund’s other notable sector overweight versus the benchmark was in information technology.
How did the Fund perform during the twelve-month reporting period ended June 30, 2023?
The Nuveen Small/Mid Cap Value Fund’s Class A Shares at NAV significantly outperformed the Russell 2500® Value Index for the twelve-month reporting period ended June 30, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2500® Value Index.
The Fund’s relative performance was driven by favorable security selection in the information technology sector. The Fund’s top contributor was memory chip maker and licensor Rambus Inc., which benefited from recent publicity surrounding artificial intelligence (AI) and the more powerful computing capabilities needed to process real-time data. Rambus also continues to participate in the system upgrade cycle at enterprises and data centers. The Fund continues to hold this position.
Security selection in the industrials sector also contributed. One of the top individual contributors in the sector was EnerSys, the world’s largest industrial battery manufacturer. The company continues to see robust demand across its diverse end markets, reporting strong operating performance driven by its battery energy systems and specialty solutions segments.  Electrical connection and protection product manufacturer nVent Electric PLC was another individual contributor in the industrials sector.
The company posted stronger-than-expected results, coupled with a management outlook that exceeded market expectations, as it continues to benefit from secular growth opportunities in end markets such as data centers. The Fund continues to hold both
EnerSys and nVent Electric PLC. Relative performance was also aided by the Fund’s security selection and an underweight in the real estate sector, which underperformed.
Partially offsetting the Fund’s outperformance was security selection and an overweight in the energy sector. In addition, the Fund’s top individual detractor was financials holding Western Alliance Bancorp, which sold off during the weakness in the regional bank sector. Investors feared the company could be subject to a run like those experienced at Silicon Valley Bank and Signature Bank.
For that reason, and because a relatively high percentage of its deposits were uninsured, the Fund exited its position in Western
Alliance.
Nuveen Small Cap Value Opportunities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2023?
The Fund seeks long-term capital appreciation by investing in equity securities of undervalued small market capitalization companies in industries with positive or improving business fundamentals as identified by a qualitative, bottom-up research process.
During the reporting period, the portfolio management team identified undervalued companies with a catalyst to unlock value or improve profitability, while maintaining a long-term investment view and a focus on securities that could appreciate over an extended period of time, regardless of interim fluctuations. The portfolio management team sold securities or reduced exposure in companies that no longer maintained attractive valuations or catalysts. During the reporting period, the Fund shifted from a significant overweight in energy to an underweight because of the Russell 2000® Value Index rebalancing in June 2023. The materials sector went from an overweight to an underweight. Financials remained a notable sector underweight but to a much lesser degree following the index rebalancing. Industrials shifted to a larger overweight. Information technology remains the Fund’s largest

Portfolio Managers’ Comments
(continued)

sector overweight.
How did the Fund perform during the twelve-month reporting period ended June 30, 2023?
The Nuveen Small Cap Value Opportunities Fund’s Class A Shares at NAV significantly outperformed the Russell 2000® Value Index for the twelve-month reporting period ended June 30, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2000® Value Index.
The Fund’s relative performance was driven by strong security selection in the industrials sector. One of the top individual contributors in the sector was electrical connection and protection product manufacturer nVent Electric PLC. The company posted stronger-than-expected results, coupled with a management outlook that exceeded market expectations, as it continues to benefit from secular growth opportunities in end markets such as data centers. Industrial battery manufacturer EnerSys also contributed.
The company continues to see robust demand across its diverse end markets, reporting strong operating performance driven by its battery energy systems and specialty solutions segments. The Fund continues to hold nVent Electric PLC and EnerSys.
Security selection was also strong in the information technology sector, including memory chip maker and licensor Rambus Inc. The company is benefiting from recent publicity surrounding artificial intelligence (AI) and the more powerful computing capabilities needed to process real-time data. Rambus also continues to participate in the system upgrade cycle at enterprises and data centers.
The Fund continues to hold this position.
Another one of the Fund’s largest contributors was found in the energy sector, oilfield services firm Weatherford International PLC.
The company outperformed as the backdrop for increased services in the energy complex continued to be constructive. Although
Weatherford’s stock trades at a discount to peers because of legacy issues, the company is well positioned with its new management team that is focused on stronger execution. The Fund continues to hold this position.
Modestly offsetting the Fund’s outperformance was security selection and an underweight in the outperforming consumer discretionary sector.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations

Nuveen Global Equity Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen International Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as currency, smaller company, and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Multi Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Small/Mid Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the
Fund’s prospectus.
Nuveen Small Cap Value Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the
Fund’s prospectus.

About the Funds’ Benchmarks
Lipper Global Equity Income Funds Classification Average
: Represents the average annualized total returns for all reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Multi-Cap Value Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper International Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Multi-Cap Value Funds Classification Average:
Represents the average annualized total returns for all reporting funds in the Lipper Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large and
mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Value Index (Net):
An index designed to measure the performance of large and mid-cap securities exhibiting overall value style characteristics across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Value Index:
An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index:
An index designed to measure the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2500® Value Index:
An index designed to measure the performance of the small to mid-cap value segment of the U.S.
equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 3000® Value Index:
An index designed to measure the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Global Equity Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June, 30 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World Value Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.90% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Growth of an Assumed $10,000 Investment as of June 30, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
June 30, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 9/15/09 14.46% 5.69% 6.40% 1.26% 1.10%
Class A at maximum Offering Price 9/15/09 7.88% 4.44% 5.77% — —
MSCI World Value Index (Net) — 10.65% 5.66% 6.70% — —
Lipper Global Equity Income Funds Classification
Average — 9.54% 5.77% 6.53% — —
Class C at NAV 9/15/09 13.61% 4.90% 5.76% 2.01% 1.85%
Class C at maximum Offering Price 9/15/09 13.61% 4.90% 5.76% — —
Class I 9/15/09 14.79% 5.95% 6.67% 1.01% 0.85%

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99.8%
Other Assets & Liabilities, Net 0.2%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Nordea Bank Abp 2.9%
Heineken NV 2.9%
Deutsche Boerse AG 2.8%
Oracle Corp 2.7%
Broadcom Inc 2.6%
Portfolio Composition
1
(% of net assets)
Banks 11.6%
Insurance 7.8%
Pharmaceuticals 7.5%
Oil, Gas & Consumable Fuels 6.9%
Beverages 4.4%
Multi-Utilities 4.2%
Semiconductors &
Semiconductor Equipment 4.1%
Health Care Providers & Services 3.9%
Electrical Equipment 3.8%
Chemicals 3.5%
Aerospace & Defense 3.3%
Media 3.0%
Biotechnology 2.9%
Capital Markets 2.8%
Software 2.7%
Air Freight & Logistics 2.3%
Consumer Staples Distribution
& Retail 2.3%
Metals & Mining 2.1%
Personal Care Products 2.1%
Trading Companies &
Distributors 1.9%
Other 16.7%
Other Assets & Liabilities, Net 0.2%
Net Assets 100%
Country Allocation
2
(% of net assets)
United States 50.9%
Germany 8.3%
Japan 7.3%
France 7.1%
Netherlands 6.9%
United Kingdom 2.9%
Finland 2.9%
South Korea 2.8%
Australia 2.1%
Singapore 1.7%
Other 6.9%
Other Assets & Liabilities, Net 0.2%
Net Assets 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2
Includes 4.2% (as a percentage of net assets) in emerging market countries.

Nuveen International Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Growth of an Assumed $10,000 Investment as of June 30, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
June 30, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/20/99 18.00% 3.77% 4.70% 1.33% 1.14%
Class A at maximum Offering Price 12/20/99 11.19% 2.56% 4.08% — —
MSCI EAFE® Index (Net) — 18.77% 4.39% 5.41% — —
Lipper International Multi-Cap Value Funds
Classification Average — 17.22% 3.15% 4.44% — —
Class C at NAV 12/20/99 17.12% 2.99% 4.07% 2.08% 1.89%
Class C at maximum Offering Price 12/20/99 17.12% 2.99% 4.07% — —
Class I 12/20/99 18.33% 4.03% 4.96% 1.08% 0.89%

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 97.0%
Investments Purchased with
Collateral from Securities
Lending 2.1%
Repurchase Agreements 1.5%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
ING Groep NV 3.6%
Siemens AG 3.4%
Shell PLC, ADR 3.2%
Technip Energies NV 3.0%
Sanofi 2.8%
Portfolio Composition
1
(% of net assets)
Banks 10.0%
Insurance 6.7%
Pharmaceuticals 6.3%
Industrial Conglomerates 5.4%
Semiconductors &
Semiconductor Equipment 5.3%
Electrical Equipment 3.6%
Metals & Mining 3.4%
Hotels, Restaurants & Leisure 3.3%
Oil, Gas & Consumable Fuels 3.2%
Automobiles 3.2%
Professional Services 3.2%
Consumer Staples Distribution
& Retail 3.0%
Energy Equipment & Services 3.0%
Software 2.9%
Capital Markets 2.6%
Media 2.6%
Chemicals 2.3%
Household Durables 2.3%
Air Freight & Logistics 2.2%
Real Estate Management &
Development 2.0%
Beverages 1.9%
Aerospace & Defense 1.9%
Passenger Airlines 1.8%
Health Care Providers & Services 1.7%
Other 13.2%
Investments Purchased with
Collateral from Securities
Lending 2.1%
Repurchase Agreements 1.5%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
Country Allocation
2
(% of net assets)
Japan 21.6%
Germany 13.3%
Netherlands 11.4%
France 10.4%
United Kingdom 9.2%
United States 7.4%
Switzerland 5.1%
Canada 2.8%
Singapore 2.4%
China 2.2%
Other 12.7%
Investments Purchased with
Collateral from Securities
Lending 2.1%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2
Includes 7.8% (as a percentage of net assets) in emerging market countries.

Nuveen Multi Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June, 30 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 3000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes (including excise tax lia-
bilities), acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expens-
es) do not exceed 0.94% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Growth of an Assumed $10,000 Investment as of June 30, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
June 30, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/09/02 20.46% 8.41% 8.33% 1.35% 1.25%
Class A at maximum Offering Price 12/09/02 13.53% 7.14% 7.70% — —
Russell 3000® Value Index — 11.22% 7.79% 9.09% — —
Lipper Multi-Cap Value Funds Classification Average — 11.64% 7.88% 8.89% — —
Class C at NAV 12/09/02 19.58% 7.60% 7.68% 2.10% 2.00%
Class C at maximum Offering Price 12/09/02 19.58% 7.60% 7.68% — —
Class I 11/04/97 20.78% 8.69% 8.61% 1.10% 1.00%

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 93 .3%
Repurchase Agreements 5 .4%
Other Assets & Liabilities, Net 1.3%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 8.6%
Banks 8.2%
Software 7.0%
Biotechnology 4.8%
Electrical Equipment 4.4%
Aerospace & Defense 4.4%
Chemicals 4.2%
Insurance 3.8%
Capital Markets 3.7%
Electric Utilities 3.6%
Pharmaceuticals 3.4%
Machinery 2.8%
Health Care Providers & Services 2.6%
Consumer Staples Distribution
& Retail 2.5%
Semiconductors &
Semiconductor Equipment 2.3%
Automobiles 2.3%
Interactive Media & Services 2.3%
Financial Services 2.1%
Health Care Equipment &
Supplies 2.0%
Energy Equipment & Services 2.0%
Entertainment 2.0%
Communications Equipment 1.7%
Multi-Utilities 1.5%
Consumer Finance 1.4%
Other 9.7%
Repurchase Agreements 5.4%
Other Assets & Liabilities, Net 1.3%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Shell PLC, ADR 3.7%
nVent Electric PLC 3.1%
Oracle Corp 2.8%
Flowserve Corp 2.8%
Teradata Corp 2.8%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Large Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June, 30 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through
July 31, 2025 or 1.35% after July 31, 2025 of the average daily net assets of any class of Fund Shares. This expense limitation expir-
ing on July 31, 2025 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Growth of an Assumed $10,000 Investment as of June 30, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
June 30, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/15/06 15.95% 7.35% 7.75% 1.80% 0.99%
Class A at maximum Offering Price 12/15/06 9.33% 6.08% 7.11% — —
Russell 1000® Value Index — 11.54% 8.11% 9.22% — —
Lipper Multi-Cap Value Funds Classification Average — 11.64% 7.88% 8.89% — —
Class C at NAV 12/15/06 14.84% 6.54% 7.09% 2.55% 1.74%
Class C at maximum Offering Price 12/15/06 14.84% 6.54% 7.09% — —
Class I 12/15/06 16.35% 7.65% 8.04% 1.55% 0.74%

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 98.6%
Investments Purchased with
Collateral from Securities
Lending 1.1%
Repurchase Agreements 1.2%
Other Assets & Liabilities, Net (0.9)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 8.4%
Banks 7.5%
Electrical Equipment 6.2%
Insurance 6.1%
Health Care Providers & Services 4.7%
Software 4.4%
Capital Markets 4.3%
Aerospace & Defense 4.3%
Pharmaceuticals 4.0%
Electric Utilities 4.0%
Biotechnology 3.9%
Chemicals 3.3%
Interactive Media & Services 3.0%
Consumer Staples Distribution
& Retail 2.8%
Financial Services 2.7%
Automobiles 2.6%
Machinery 2.3%
Health Care Equipment &
Supplies 2.2%
Energy Equipment & Services 2.2%
Entertainment 2.1%
Other 17.6%
Investments Purchased with
Collateral from Securities
Lending 1.1%
Repurchase Agreements 1.2%
Other Assets & Liabilities, Net (0.9)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Shell PLC, ADR 3.8%
Oracle Corp 3.0%
nVent Electric PLC 3.0%
Walmart Inc 2.8%
Wells Fargo & Co 2.7%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small/Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2500® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% through
July 31, 2025 or 1.45% after July 31, 2025 of the average daily net assets of any class of Fund Shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation expiring July 31, 2025 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
June 30, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/15/06 18.50% 6.37% 7.73% 1.61% 1.30%
Class A at maximum Offering Price 12/15/06 11.69% 5.12% 7.09% — —
Russell 2500® Value Index — 10.37% 5.32% 8.02% — —
Lipper Small-Cap Core Funds Classification Average — 12.28% 5.14% 8.08% — —
Class C at NAV 12/15/06 17.65% 5.58% 7.08% 2.36% 2.05%
Class C at maximum Offering Price 12/15/06 17.65% 5.58% 7.08% — —
Class I 12/15/06 18.82% 6.64% 8.00% 1.36% 1.05%
Total Returns as of
June 30, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 18.92% 6.79% 9.68% 1.19% 0.88%

Growth of an Assumed $10,000 Investment as of June 30, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2023
(continued)
Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 96 .2%
Repurchase Agreements 3 .7%
Other Assets & Liabilities, Net 0.1%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Electrical Equipment 7.4%
Biotechnology 6.5%
Banks 6.1%
Insurance 6.0%
Machinery 5.6%
Capital Markets 5.5%
Automobile Components 5.0%
Metals & Mining 4.8%
Aerospace & Defense 4.2%
Oil, Gas & Consumable Fuels 3.8%
Electric Utilities 3.7%
Communications Equipment 3.1%
Software 3.0%
Hotels, Restaurants & Leisure 2.8%
Semiconductors &
Semiconductor Equipment 2.5%
Industrial REITs 2.2%
Retail REITs 2.1%
Specialized REITs 1.9%
Food Products 1.8%
Other 18.2%
Repurchase Agreements 3.7%
Other Assets & Liabilities, Net 0.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Teradata Corp 3.0%
EnerSys 2.9%
nVent Electric PLC 2.8%
BorgWarner Inc 2.5%
Rambus Inc 2.5%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Value Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% through
July 31, 2025 or 1.50% after July 31, 2025 of the average daily net assets of any class of Fund Shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation expiring July 31, 2025 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
June 30, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/08/04 17.62% 3.68% 7.90% 1.33% 1.19%
Class A at maximum Offering Price 12/08/04 10.85% 2.46% 7.27% — —
Russell 2000® Value Index — 6.01% 3.54% 7.29% — —
Lipper Small-Cap Core Funds Classification Average — 12.28% 5.14% 8.08% — —
Class C at NAV 12/08/04 16.71% 2.91% 7.25% 2.08% 1.94%
Class C at maximum Offering Price 12/08/04 16.71% 2.91% 7.25% — —
Class R6 2/15/13 18.06% 4.11% 8.34% 0.94% 0.80%
Class I 12/08/04 17.88% 3.93% 8.17% 1.08% 0.94%

Fund Performance, Expense Ratios and Holdings Summaries June 30, 2023
(continued)
Growth of an Assumed $10,000 Investment as of June 30, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 97.4%
Investments Purchased with
Collateral from Securities
Lending 0.9%
Repurchase Agreements 2.3%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 12.3%
Machinery 7.4%
Software 6.5%
Electrical Equipment 5.8%
Biotechnology 5.6%
Capital Markets 5.4%
Oil, Gas & Consumable Fuels 4.7%
Communications Equipment 4.0%
Aerospace & Defense 3.5%
Retail REITs 3.4%
Hotels, Restaurants & Leisure 3.3%
Electric Utilities 3.3%
Insurance 2.7%
Automobile Components 2.6%
Semiconductors &
Semiconductor Equipment 2.5%
Metals & Mining 2.4%
Diversified Consumer Services 2.4%
Industrial REITs 2.4%
Food Products 1.9%
Other 15.3%
Investments Purchased with
Collateral from Securities
Lending 0.9%
Repurchase Agreements 2.3%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
nVent Electric PLC 3.0%
Teradata Corp 3.0%
EnerSys 2.8%
Permian Resources Corp 2.7%
Rambus Inc 2.6%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended June 30, 2023.
The beginning of the period is January 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Equity Income Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,072.63 $1,068.75 $1,073.94
Expenses Incurred During the Period $5.70 $9.54 $4.42
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.29 $1,015.57 $1,020.53
Expenses Incurred During the Period $5.56 $9.30 $4.31
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.11%, 1.86% and 0.86% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen International Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,136.21 $1,131.83 $1,137.48
Expenses Incurred During the Period $6.04 $10.04 $4.77
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.14 $1,015.37 $1,020.33
Expenses Incurred During the Period $5.71 $9.49 $4.51
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.14%, 1.90% and 0.90% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Multi Cap Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,098.18 $1,094.30 $1,099.59
Expenses Incurred During the Period $6.03 $9.92 $4.79
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.04 $1,015.32 $1,020.23
Expenses Incurred During the Period $5.81 $9.54 $4.61
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.25%, 1.99% and 1.00% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Large Cap Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,068.35 $1,064.19 $1,070.18
Expenses Incurred During the Period $5.13 $8.96 $3.85
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.84 $1,016.12 $1,021.08
Expenses Incurred During the Period $5.01 $8.75 $3.76
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75% and 0.75% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Small/Mid Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,066.28 $1,062.32 $1,067.68 $1,067.96
Expenses Incurred During the Period $6.71 $10.53 $5.18 $5.38
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.30 $1,014.58 $1,019.79 $1,019.59
Expenses Incurred During the Period $6.56 $10.29 $5.06 $5.26
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.31%, 2.06%, 1.01% and 1.05% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Small Cap Value Opportunities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,044.34 $1,040.58 $1,046.27 $1,045.67
Expenses Incurred During the Period $6.08 $8.87 $4.16 $4.82
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.84 $1,015.12 $1,020.73 $1,020.08
Expenses Incurred During the Period $6.01 $9.74 $4.11 $4.76
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.20%, 1.95%, 0.82% and 0.95% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Investment Trust and Nuveen Investment Trust II and
Shareholders of Nuveen Global Equity Income Fund, Nuveen International Value Fund,
Nuveen Multi Cap Value Fund, Nuveen Large Cap Value Fund, Nuveen Small/Mid Cap Value
Fund and Nuveen Small Cap Value Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Global Equity Income Fund, Nuveen Multi Cap Value Fund, Nuveen Large Cap Value Fund, Nuveen Small/Mid
Cap Value Fund and Nuveen Small Cap Value Opportunities Fund (five of the funds constituting Nuveen Investment
Trust) and Nuveen International Value Fund (one of the funds constituting Nuveen Investment Trust II) (hereafter collectively referred to as the “Funds”) as of June 30, 2023, the related statements of operations for the year ended
June 30, 2023, the statements of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2023
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30,
2023 and each of the financial highlights for each of the five years in the period ended June 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
August 25, 2023
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Global Equity Income Fund
Portfolio of Investments June, 30 2023
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 132,469,177 COMMON STOCKS - 99.8%
X 132,469,177
Aerospace & Defense - 3.3%
14,153 Airbus SE $ 2,046,266
10,650 General Dynamics Corp 2,291,347
Total Aerospace & Defense 4,337,613
Air Freight & Logistics - 2.3%
63,028 Deutsche Post AG 3,079,690
Total Air Freight & Logistics 3,079,690
Automobiles - 1.4%
48,263 General Motors Co 1,861,021
Total Automobiles 1,861,021
Banks - 11.6%
51,025 Fifth Third Bancorp 1,337,365
16,676 JPMorgan Chase & Co 2,425,357
354,563 Nordea Bank Abp 3,862,235
244,220 Oversea-Chinese Banking Corp Ltd 2,221,667
83,300 Sumitomo Mitsui Trust Holdings Inc 2,955,114
60,036 Wells Fargo & Co 2,562,337
Total Banks 15,364,075
Beverages - 4.4%
32,191 Coca-Cola Co/The 1,938,542
37,407 Heineken NV 3,846,807
Total Beverages 5,785,349
Biotechnology - 2.9%
14,399 AbbVie Inc 1,939,977
25,338 Gilead Sciences Inc 1,952,800
Total Biotechnology 3,892,777
Capital Markets - 2.8%
20,142 Deutsche Boerse AG 3,718,504
Total Capital Markets 3,718,504
Chemicals - 3.5%
40,240 DuPont de Nemours Inc 2,874,746
30,303 Nutrien Ltd 1,789,015
Total Chemicals 4,663,761
Communications Equipment - 1.5%
39,328 Cisco Systems Inc 2,034,831
Total Communications Equipment 2,034,831
Consumer Staples Distribution & Retail - 2.3%
19,233 Walmart Inc 3,023,043
Total Consumer Staples Distribution & Retail 3,023,043
Diversified Telecommunication Services - 1.2%
160,168 Telenor ASA 1,624,028
Total Diversified Telecommunication Services 1,624,028

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
June, 30 2023

Shares Description (1) Value
Electric Utilities - 1.5%
300,707 Enel SpA $ 2,027,494
Total Electric Utilities 2,027,494
Electrical Equipment - 3.8%
12,113 Eaton Corp PLC 2,435,924
180,900 Mitsubishi Electric Corp 2,557,355
Total Electrical Equipment 4,993,279
Energy Equipment & Services - 1.0%
42,453 Baker Hughes Co 1,341,939
Total Energy Equipment & Services 1,341,939
Health Care Equipment & Supplies - 1.6%
24,096 Medtronic PLC 2,122,857
Total Health Care Equipment & Supplies 2,122,857
Health Care Providers & Services - 3.9%
4,028 Elevance Health Inc 1,789,600
7,604 Humana Inc 3,399,977
Total Health Care Providers & Services 5,189,577
Hotels, Restaurants & Leisure - 1.4%
31,429 Las Vegas Sands Corp (2) 1,822,882
Total Hotels, Restaurants & Leisure 1,822,882
Industrial Conglomerates - 1.8%
14,420 Siemens AG 2,403,827
Total Industrial Conglomerates 2,403,827
Insurance - 7.8%
7,889 Allianz SE 1,837,536
8,720 Chubb Ltd 1,679,123
8,193 Everest Re Group Ltd 2,800,859
55,233 NN Group NV 2,044,596
4,047 Zurich Insurance Group AG 1,925,112
Total Insurance 10,287,226
IT Services - 1.2%
8,614 Capgemini SE 1,630,997
Total IT Services 1,630,997
Media - 3.0%
48,588 Comcast Corp, Class A 2,018,831
24,860 Publicis Groupe SA 1,995,170
Total Media 4,014,001
Metals & Mining - 2.1%
94,031 BHP Group Ltd 2,826,756
Total Metals & Mining 2,826,756
Multi-Utilities - 4.2%
52,663 Dominion Energy Inc 2,727,417
117,448 Engie SA 1,955,852
69,678 National Grid PLC 923,816
Total Multi-Utilities 5,607,085

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 6.9%
18,867 Chevron Corp $ 2,968,722
113,874 Enterprise Products Partners LP 3,000,580
107,556 Shell PLC 3,208,575
Total Oil, Gas & Consumable Fuels 9,177,877
Personal Care Products - 2.1%
48,090 Kao Corp 1,745,182
39,039 Kenvue Inc (2) 1,031,410
Total Personal Care Products 2,776,592
Pharmaceuticals - 7.5%
41,136 AstraZeneca PLC, Sponsored ADR 2,944,104
29,042 Bristol-Myers Squibb Co 1,857,236
11,922 Johnson & Johnson 1,973,329
29,566 Sanofi 3,182,950
Total Pharmaceuticals 9,957,619
Semiconductors & Semiconductor Equipment - 4.1%
4,018 Broadcom Inc 3,485,334
86,400 MediaTek Inc 1,912,536
Total Semiconductors & Semiconductor Equipment 5,397,870
Software - 2.7%
30,347 Oracle Corp 3,614,024
Total Software 3,614,024
Technology Hardware, Storage & Peripherals - 1.6%
46,309 Samsung Electronics Co Ltd 2,101,468
Total Technology Hardware, Storage & Peripherals 2,101,468
Textiles, Apparel & Luxury Goods - 1.3%
3,143 Kering SA 1,735,562
Total Textiles, Apparel & Luxury Goods 1,735,562
Trading Companies & Distributors - 1.9%
64,500 Mitsui & Co Ltd 2,441,185
Total Trading Companies & Distributors 2,441,185
Wireless Telecommunication Services - 1.2%
45,622 SK Telecom Co Ltd 1,614,368
Total Wireless Telecommunication Services 1,614,368
Total Common Stocks
(cost $110,588,798) 132,469,177
Total Long-Term Investments
(cost $110,588,798) 132,469,177
Total Investments
(cost $ 110,588,798 ) - 99 .8% 132,469,177
Other Assets & Liabilities, Net -   0.2% 236,517
Net Assets - 100% $ 132,705,694
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen International Value Fund
Portfolio of Investments June, 30 2023
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.0%
X 95,075,458 COMMON STOCKS - 97.0%
X 95,075,458
Aerospace & Defense - 1.9%
12,211 Thales SA $ 1,829,560
Total Aerospace & Defense 1,829,560
Air Freight & Logistics - 2.2%
44,927 Deutsche Post AG 2,195,234
Total Air Freight & Logistics 2,195,234
Automobile Components - 1.1%
690,766 Dowlais Group PLC (2) 1,114,136
Total Automobile Components 1,114,136
Automobiles - 3.2%
12,754 Hyundai Motor Co 1,055,576
12,833 Toyota Motor Corp, Sponsored ADR (3) 2,062,905
Total Automobiles 3,118,481
Banks - 10.0%
734,499 Barclays PLC 1,434,909
259,003 ING Groep NV 3,491,773
146,178 Nordea Bank Abp 1,592,309
145,732 Oversea-Chinese Banking Corp Ltd 1,325,722
55,100 Sumitomo Mitsui Trust Holdings Inc 1,954,704
Total Banks 9,799,417
Beverages - 1.9%
18,007 Heineken NV 1,851,778
Total Beverages 1,851,778
Capital Markets - 2.6%
126,194 UBS Group AG 2,557,952
Total Capital Markets 2,557,952
Chemicals - 2.3%
8,980 DSM-Firmenich AG (2) 966,375
22,717 Nutrien Ltd 1,341,156
Total Chemicals 2,307,531
Consumer Staples Distribution & Retail - 3.0%
29,300 Seven & i Holdings Co Ltd 1,265,823
541,841 Tesco PLC 1,709,260
Total Consumer Staples Distribution & Retail 2,975,083
Diversified Telecommunication Services - 1.5%
50,388 Nippon Telegraph & Telephone Corp, ADR 1,486,950
Total Diversified Telecommunication Services 1,486,950
Electrical Equipment - 3.6%
47,931 Mabuchi Motor Co Ltd 1,337,476
153,000 Mitsubishi Electric Corp 2,162,937
Total Electrical Equipment 3,500,413

Shares Description (1) Value
Energy Equipment & Services - 3.0%
128,946 Technip Energies NV $ 2,970,409
Total Energy Equipment & Services 2,970,409
Financial Services - 1.3%
16,561 Groupe Bruxelles Lambert NV 1,305,564
Total Financial Services 1,305,564
Health Care Providers & Services - 1.7%
34,630 Fresenius Medical Care AG & Co KGaA 1,655,006
Total Health Care Providers & Services 1,655,006
Hotels, Restaurants & Leisure - 3.3%
40,647 Accor SA 1,512,533
514,291 Sands China Ltd (2) 1,761,298
Total Hotels, Restaurants & Leisure 3,273,831
Household Durables - 2.3%
44,264 Sekisui House Ltd 894,114
1,031,667 Taylor Wimpey PLC 1,347,761
Total Household Durables 2,241,875
Industrial Conglomerates - 5.4%
293,415 Melrose Industries PLC 1,890,498
20,282 Siemens AG 3,381,027
Total Industrial Conglomerates 5,271,525
Insurance - 6.7%
6,139 Allianz SE 1,429,919
34,923 Axis Capital Holdings Ltd 1,879,905
28,456 NN Group NV 1,053,375
48,800 Sompo Holdings Inc 2,189,618
Total Insurance 6,552,817
Interactive Media & Services - 1.2%
8,583 Baidu Inc, Sponsored ADR (2) 1,175,099
Total Interactive Media & Services 1,175,099
Machinery - 1.6%
57,285 Komatsu Ltd 1,549,445
Total Machinery 1,549,445
Media - 2.6%
31,369 Publicis Groupe SA 2,517,558
Total Media 2,517,558
Metals & Mining - 3.4%
26,996 Agnico Eagle Mines Ltd 1,349,260
66,559 BHP Group Ltd 2,000,894
Total Metals & Mining 3,350,154
Multi-Utilities - 1.6%
115,674 National Grid PLC 1,533,647
Total Multi-Utilities 1,533,647
Oil, Gas & Consumable Fuels - 3.2%
52,381 Shell PLC, ADR 3,162,765
Total Oil, Gas & Consumable Fuels 3,162,765

Nuveen International Value Fund
(continued)
Portfolio of Investments
June, 30 2023

Shares Description (1) Value
Passenger Airlines - 1.8%
80,400 Japan Airlines Co Ltd $ 1,743,350
Total Passenger Airlines 1,743,350
Pharmaceuticals - 6.3%
22,814 Bayer AG 1,262,870
69,540 GSK PLC 1,232,426
25,324 Sanofi 2,726,275
30,300 Takeda Pharmaceutical Co Ltd 952,103
Total Pharmaceuticals 6,173,674
Professional Services - 3.2%
44,908 Adecco Group AG 1,470,798
12,896 Wolters Kluwer NV 1,637,450
Total Professional Services 3,108,248
Real Estate Management & Development - 2.0%
205,654 City Developments Ltd 1,025,798
586,000 Hang Lung Properties Ltd 906,815
Total Real Estate Management & Development 1,932,613
Semiconductors & Semiconductor Equipment - 5.3%
41,401 AIXTRON SE 1,405,876
22,900 Rohm Co Ltd 2,169,183
87,000 Taiwan Semiconductor Manufacturing Co Ltd 1,607,179
Total Semiconductors & Semiconductor Equipment 5,182,238
Software - 2.9%
9,323 Check Point Software Technologies Ltd (2) 1,171,155
12,602 SAP SE 1,721,527
Total Software 2,892,682
Specialty Retail - 1.0%
1,100,000 Topsports International Holdings Ltd, 144A 957,026
Total Specialty Retail 957,026
Technology Hardware, Storage & Peripherals - 1.4%
23,200 FUJIFILM Holdings Corp 1,382,329
Total Technology Hardware, Storage & Peripherals 1,382,329
Textiles, Apparel & Luxury Goods - 1.4%
2,437 Kering SA 1,345,709
Total Textiles, Apparel & Luxury Goods 1,345,709

Shares Description (1) Value
Wireless Telecommunication Services - 1.1%
29,994 SK Telecom Co Ltd $ 1,061,359
Total Wireless Telecommunication Services 1,061,359
Total Common Stocks
(cost $70,723,056) 95,075,458
Total Long-Term Investments
(cost $70,723,056) 95,075,458
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.1%
X 2,085,671 MONEY MARKET FUNDS - 2.1%
X 2,085,671
2,085,671 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.110%(5) $ 2,085,671
Total Money Market Funds
(cost $2,085,671) $ 2,085,671
Total Investments Purchased with Collateral from Securities Lending
(cost $2,085,671) 2,085,671
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.5%
1,430,000 REPURCHASE AGREEMENTS - 1.5%
X 1,430,000
$ 1,430 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$1,430,597, collateralized by $1,479,500, U.S. Treasury
Note, 3.75%, due 06/30/2030, value $1,458,695
5.010% 7/03/23 $ 1,430,000
Total Repurchase Agreements
(cost $1,430,000) 1,430,000
Total Short-Term Investments
(cost $1,430,000) 1,430,000
Total Investments
(cost $ 74,238,727 ) - 100 .6% 98,591,129
Other Assets & Liabilities, Net -   (0.6)% (548,624)
Net Assets - 100% $ 98,042,505
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,042,168.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen Multi Cap Value Fund
Portfolio of Investments June, 30 2023
Shares Description (1) Value
LONG-TERM INVESTMENTS - 93.3%
X 112,312,328 COMMON STOCKS - 93.3%
X 112,312,328
Aerospace & Defense - 4.4%
13,499 Curtiss-Wright Corp $ 2,479,226
12,878 General Dynamics Corp 2,770,702
Total Aerospace & Defense 5,249,928
Automobiles - 2.3%
71,527 General Motors Co 2,758,081
Total Automobiles 2,758,081
Banks - 8.2%
73,136 Bank of NT Butterfield & Son Ltd/The 2,001,001
51,728 Citigroup Inc 2,381,557
18,372 JPMorgan Chase & Co 2,672,024
67,341 Wells Fargo & Co 2,874,114
Total Banks 9,928,696
Biotechnology - 4.8%
13,765 AbbVie Inc 1,854,558
451,553 ADMA Biologics Inc (2) 1,666,231
29,776 Gilead Sciences Inc 2,294,836
Total Biotechnology 5,815,625
Capital Markets - 3.7%
32,643 B Riley Financial Inc 1,500,925
17,669 Morgan Stanley 1,508,933
20,563 State Street Corp 1,504,800
Total Capital Markets 4,514,658
Chemicals - 4.2%
39,843 DuPont de Nemours Inc 2,846,384
21,511 Innospec Inc 2,160,565
Total Chemicals 5,006,949
Communications Equipment - 1.7%
50,468 Viasat Inc (2) 2,082,310
Total Communications Equipment 2,082,310
Consumer Finance - 1.4%
14,687 Discover Financial Services 1,716,176
Total Consumer Finance 1,716,176
Consumer Staples Distribution & Retail - 2.5%
19,412 Walmart Inc 3,051,178
Total Consumer Staples Distribution & Retail 3,051,178
Diversified Telecommunication Services - 1.1%
83,452 AT&T Inc 1,331,059
Total Diversified Telecommunication Services 1,331,059

Shares Description (1) Value
Electric Utilities - 3.6%
28,016 Alliant Energy Corp $ 1,470,280
15,535 Constellation Energy Corp 1,422,229
17,359 Pinnacle West Capital Corp 1,414,064
Total Electric Utilities 4,306,573
Electrical Equipment - 4.4%
4,806 Hubbell Inc 1,593,477
71,794 nVent Electric PLC 3,709,596
Total Electrical Equipment 5,303,073
Energy Equipment & Services - 2.0%
75,681 Baker Hughes Co 2,392,277
Total Energy Equipment & Services 2,392,277
Entertainment - 2.0%
12,794 Walt Disney Co/The (2) 1,142,248
97,946 Warner Bros Discovery Inc (2) 1,228,243
Total Entertainment 2,370,491
Financial Services - 2.1%
19,635 Fiserv Inc (2) 2,476,955
Total Financial Services 2,476,955
Health Care Equipment & Supplies - 2.0%
27,745 Medtronic PLC 2,444,335
Total Health Care Equipment & Supplies 2,444,335
Health Care Providers & Services - 2.6%
5,197 Elevance Health Inc 2,308,975
66,657 Enhabit Inc (2) 766,556
Total Health Care Providers & Services 3,075,531
Hotels, Restaurants & Leisure - 1.2%
39,989 Brinker International Inc (2) 1,463,597
Total Hotels, Restaurants & Leisure 1,463,597
Household Durables - 1.2%
17,903 PulteGroup Inc 1,390,705
Total Household Durables 1,390,705
Industrial REITs - 1.4%
47,505 STAG Industrial Inc 1,704,479
Total Industrial REITs 1,704,479
Insurance - 3.8%
4,146 Aon PLC, Class A 1,431,199
18,624 Globe Life Inc 2,041,563
5,948 RenaissanceRe Holdings Ltd 1,109,421
Total Insurance 4,582,183
Interactive Media & Services - 2.3%
15,652 Alphabet Inc, Class A (2) 1,873,544
53,134 TripAdvisor Inc (2) 876,180
Total Interactive Media & Services 2,749,724
Life Sciences Tools & Services - 0.9%
2,961 Bio-Rad Laboratories Inc, Class A (2) 1,122,574
Total Life Sciences Tools & Services 1,122,574

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
June, 30 2023

Shares Description (1) Value
Machinery - 2.8%
89,516 Flowserve Corp $ 3,325,519
Total Machinery 3,325,519
Media - 0.9%
26,380 Comcast Corp, Class A 1,096,089
Total Media 1,096,089
Multi-Utilities - 1.5%
34,318 Dominion Energy Inc 1,777,329
Total Multi-Utilities 1,777,329
Oil, Gas & Consumable Fuels - 8.6%
7,162 Cheniere Energy Inc 1,091,202
18,045 Chesapeake Energy Corp 1,510,006
15,846 Hess Corp 2,154,264
109,752 Permian Resources Corp 1,202,882
73,171 Shell PLC, ADR 4,418,065
Total Oil, Gas & Consumable Fuels 10,376,419
Personal Care Products - 1.1%
48,209 Kenvue Inc (2) 1,273,682
Total Personal Care Products 1,273,682
Pharmaceuticals - 3.4%
28,829 AstraZeneca PLC, Sponsored ADR 2,063,292
38,181 Sanofi, ADR 2,057,956
Total Pharmaceuticals 4,121,248
Residential REITs - 1.1%
39,129 American Homes 4 Rent, Class A 1,387,123
Total Residential REITs 1,387,123
Semiconductors & Semiconductor Equipment - 2.3%
43,188 Rambus Inc (2) 2,771,374
Total Semiconductors & Semiconductor Equipment 2,771,374
Software - 7.0%
88,369 Gen Digital Inc 1,639,245
28,741 Oracle Corp 3,422,766
62,247 Teradata Corp (2) 3,324,612
Total Software 8,386,623

Shares Description (1) Value
Specialty Retail - 0.8%
81,336 American Eagle Outfitters Inc $ 959,765
Total Specialty Retail 959,765
Total Common Stocks
(cost $92,885,368) 112,312,328
Total Long-Term Investments
(cost $92,885,368) 112,312,328
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.4%
X 6,535,032 REPURCHASE AGREEMENTS - 5.4%
X 6,535,032
$ 395 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$395,082, collateralized by $460,500 U.S. Treasury
Notes, 1.500% due 11/30/28, value $403,000
1.520% 7/03/23 $ 395,032
6,140 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$6,142,563, collateralized by $6,190,900, U.S. Treasury
Notes, 4.000% due 02/28/30, value $6,262,840
5.010% 7/03/23 6,140,000
Total Repurchase Agreements
(cost $6,535,032) 6,535,032
Total Short-Term Investments
(cost $6,535,032) 6,535,032
Total Investments
(cost $99,420,400 ) - 98.7% 118,847,360
Other Assets & Liabilities, Net -   1.3% 1,578,839
Net Assets - 100% $ 120,426,199
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Large Cap Value Fund
Portfolio of Investments June, 30 2023
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X 19,651,501 COMMON STOCKS - 98.6%
X 19,651,501
Aerospace & Defense - 4.3%
2,361 General Dynamics Corp $ 507,969
3,515 Raytheon Technologies Corp 344,330
Total Aerospace & Defense 852,299
Automobiles - 2.6%
13,317 General Motors Co 513,504
Total Automobiles 513,504
Banks - 7.5%
9,291 Citigroup Inc 427,758
3,622 JPMorgan Chase & Co 526,784
12,614 Wells Fargo & Co 538,365
Total Banks 1,492,907
Beverages - 1.5%
5,117 Coca-Cola Co/The 308,146
Total Beverages 308,146
Biotechnology - 3.9%
2,321 AbbVie Inc 312,708
6,121 Gilead Sciences Inc 471,746
Total Biotechnology 784,454
Capital Markets - 4.3%
4,927 KKR & Co Inc 275,912
3,349 Morgan Stanley 286,005
3,975 State Street Corp 290,890
Total Capital Markets 852,807
Chemicals - 3.3%
6,975 DuPont de Nemours Inc 498,294
3,205 Olin Corp 164,705
Total Chemicals 662,999
Communications Equipment - 1.4%
6,953 Viasat Inc (2) 286,881
Total Communications Equipment 286,881
Consumer Finance - 1.7%
2,925 Discover Financial Services 341,786
Total Consumer Finance 341,786
Consumer Staples Distribution & Retail - 2.8%
3,533 Walmart Inc 555,317
Total Consumer Staples Distribution & Retail 555,317
Diversified Telecommunication Services - 1.3%
16,238 AT&T Inc 258,996
Total Diversified Telecommunication Services 258,996

Shares Description (1) Value
Electric Utilities - 4.0%
4,782 Alliant Energy Corp $ 250,959
8,752 FirstEnergy Corp 340,278
2,461 Pinnacle West Capital Corp 200,473
Total Electric Utilities 791,710
Electrical Equipment - 6.2%
1,856 Eaton Corp PLC 373,242
838 Hubbell Inc 277,847
11,442 nVent Electric PLC 591,208
Total Electrical Equipment 1,242,297
Energy Equipment & Services - 2.2%
13,863 Baker Hughes Co 438,209
Total Energy Equipment & Services 438,209
Entertainment - 2.1%
2,255 Walt Disney Co/The (2) 201,327
16,645 Warner Bros Discovery Inc (2) 208,728
Total Entertainment 410,055
Financial Services - 2.7%
4,225 Fiserv Inc (2) 532,984
Total Financial Services 532,984
Health Care Equipment & Supplies - 2.2%
5,013 Medtronic PLC 441,645
Total Health Care Equipment & Supplies 441,645
Health Care Providers & Services - 4.7%
900 Elevance Health Inc 399,861
601 Humana Inc 268,725
1,927 Quest Diagnostics Inc 270,859
Total Health Care Providers & Services 939,445
Household Durables - 1.2%
2,996 PulteGroup Inc 232,729
Total Household Durables 232,729
Insurance - 6.1%
6,409 American International Group Inc 368,774
798 Aon PLC, Class A 275,469
3,389 Globe Life Inc 371,502
1,090 RenaissanceRe Holdings Ltd 203,307
Total Insurance 1,219,052
Interactive Media & Services - 3.0%
3,559 Alphabet Inc, Class A (2) 426,012
10,445 TripAdvisor Inc (2) 172,238
Total Interactive Media & Services 598,250
Life Sciences Tools & Services - 1.1%
561 Bio-Rad Laboratories Inc, Class A (2) 212,686
Total Life Sciences Tools & Services 212,686
Machinery - 2.3%
12,210 Flowserve Corp 453,602
Total Machinery 453,602

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
June, 30 2023

Shares Description (1) Value
Media - 1.1%
5,097 Comcast Corp, Class A $ 211,780
Total Media 211,780
Metals & Mining - 1.2%
4,186 BHP Group Ltd, Sponsored ADR (3) 249,779
Total Metals & Mining 249,779
Multi-Utilities - 1.5%
5,828 Dominion Energy Inc 301,832
Total Multi-Utilities 301,832
Office REITs - 1.4%
2,488 Alexandria Real Estate Equities Inc 282,363
Total Office REITs 282,363
Oil, Gas & Consumable Fuels - 8.4%
1,473 Cheniere Energy Inc 224,426
3,240 Chesapeake Energy Corp 271,123
3,074 Hess Corp 417,911
12,489 Shell PLC, ADR 754,086
Total Oil, Gas & Consumable Fuels 1,667,546
Personal Care Products - 1.1%
8,186 Kenvue Inc (2) 216,274
Total Personal Care Products 216,274
Pharmaceuticals - 4.0%
5,873 AstraZeneca PLC, Sponsored ADR 420,330
6,932 Sanofi, ADR 373,635
Total Pharmaceuticals 793,965
Semiconductors & Semiconductor Equipment - 1.8%
10,888 Intel Corp 364,095
Total Semiconductors & Semiconductor Equipment 364,095
Software - 4.4%
15,698 Gen Digital Inc 291,198
4,976 Oracle Corp 592,592
Total Software 883,790

Shares Description (1) Value
Technology Hardware, Storage & Peripherals - 1.3%
4,159 Seagate Technology Holdings PLC $ 257,317
Total Technology Hardware, Storage & Peripherals 257,317
Total Common Stocks
(cost $14,013,934) 19,651,501
Total Long-Term Investments
(cost $14,013,934) 19,651,501
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.1%
X 211,054 MONEY MARKET FUNDS - 1.1%
X 211,054
211,054 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.110%(5) $ 211,054
Total Money Market Funds
(cost $211,054) $ 211,054
Total Investments Purchased with Collateral from Securities Lending
(cost $211,054) 211,054
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
240,000 REPURCHASE AGREEMENTS - 1.2%
X 240,000
$ 240 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$240,100, collateralized by $248,300, U.S. Treasury
Note, 3.625%, due 3/31/30, value $244,883
5.010% 7/03/23 $ 240,000
Total Repurchase Agreements
(cost $240,000) 240,000
Total Short-Term Investments
(cost $240,000) 240,000
Total Investments
(cost $14,464,988 ) - 100.9% 20,102,555
Other Assets & Liabilities, Net -   (0.9)% (170,248)
Net Assets - 100% $ 19,932,307
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $205,503.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small/Mid Cap Value Fund
Portfolio of Investments June 30, 2023
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.2%
X – COMMON STOCKS - 96 .2%
X 82,280,330
Aerospace & Defense - 4.2%
20,407 BWX Technologies Inc $ 1,460,529
11,364 Curtiss-Wright Corp 2,087,112
Total Aerospace & Defense 3,547,641
Automobile Components - 5.0%
51,573 Atmus Filtration Technologies Inc (2) 1,132,543
44,047 BorgWarner Inc 2,154,339
74,646 Goodyear Tire & Rubber Co/The (2) 1,021,157
Total Automobile Components 4,308,039
Banks - 6.1%
174,313 New York Community Bancorp Inc 1,959,278
82,243 Old National Bancorp/IN 1,146,468
18,550 SouthState Corp 1,220,590
31,063 United Bankshares Inc/WV 921,639
Total Banks 5,247,975
Biotechnology - 6.5%
554,896 ADMA Biologics Inc (2) 2,047,566
35,509 Alkermes PLC (2) 1,111,432
10,482 BioMarin Pharmaceutical Inc (2) 908,580
6,896 United Therapeutics Corp (2) 1,522,292
Total Biotechnology 5,589,870
Capital Markets - 5.5%
389,981 BGC Partners Inc, Class A 1,727,616
43,543 Carlyle Group Inc/The 1,391,199
25,951 Stifel Financial Corp 1,548,496
Total Capital Markets 4,667,311
Chemicals - 1.3%
21,952 Olin Corp 1,128,113
Total Chemicals 1,128,113
Communications Equipment - 3.1%
30,411 Ciena Corp (2) 1,292,163
32,399 Viasat Inc (2) 1,336,783
Total Communications Equipment 2,628,946
Construction & Engineering - 1.6%
16,260 AECOM 1,377,059
Total Construction & Engineering 1,377,059
Consumer Finance - 1.1%
9,959 FirstCash Holdings Inc 929,474
Total Consumer Finance 929,474
Electric Utilities - 3.7%
9,098 IDACORP Inc 933,455
33,060 OGE Energy Corp 1,187,184
12,224 Pinnacle West Capital Corp 995,767
Total Electric Utilities 3,116,406

Shares Description (1) Value
Electrical Equipment - 7.4%
22,563 EnerSys $ 2,448,537
4,546 Hubbell Inc 1,507,272
45,622 nVent Electric PLC 2,357,288
Total Electrical Equipment 6,313,097
Energy Equipment & Services - 1.0%
51,753 NOV Inc 830,118
Total Energy Equipment & Services 830,118
Financial Services - 1.5%
11,057 Euronet Worldwide Inc (2) 1,297,760
Total Financial Services 1,297,760
Food Products - 1.8%
61,870 Hostess Brands Inc (2) 1,566,548
Total Food Products 1,566,548
Health Care Equipment & Supplies - 1.2%
12,660 QuidelOrtho Corp (2) 1,049,008
Total Health Care Equipment & Supplies 1,049,008
Hotels, Restaurants & Leisure - 2.8%
26,894 Brinker International Inc (2) 984,320
31,744 Dave & Buster's Entertainment Inc (2) 1,414,513
Total Hotels, Restaurants & Leisure 2,398,833
Industrial REITs - 2.2%
53,292 STAG Industrial Inc 1,912,117
Total Industrial REITs 1,912,117
Insurance - 6.0%
22,148 Axis Capital Holdings Ltd 1,192,227
4,337 Everest Re Group Ltd 1,482,647
10,666 Globe Life Inc 1,169,207
13,090 Selective Insurance Group Inc 1,255,985
Total Insurance 5,100,066
IT Services - 1.0%
8,976 Amdocs Ltd 887,278
Total IT Services 887,278
Life Sciences Tools & Services - 1.0%
2,215 Bio-Rad Laboratories Inc, Class A (2) 839,751
Total Life Sciences Tools & Services 839,751
Machinery - 5.6%
19,068 Crane Co 1,699,340
48,308 Flowserve Corp 1,794,642
13,756 ITT Inc 1,282,197
Total Machinery 4,776,179
Media - 1.3%
6,764 Nexstar Media Group Inc 1,126,544
Total Media 1,126,544

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2023

Shares Description (1) Value
Metals & Mining - 4.8%
22,387 Alcoa Corp $ 759,591
16,891 Materion Corp 1,928,952
5,344 Reliance Steel & Aluminum Co 1,451,377
Total Metals & Mining 4,139,920
Multi-Utilities - 0.9%
28,117 NiSource Inc 769,000
Total Multi-Utilities 769,000
Oil, Gas & Consumable Fuels - 3.8%
76,720 Magnolia Oil & Gas Corp, Class A 1,603,448
148,845 Permian Resources Corp 1,631,341
Total Oil, Gas & Consumable Fuels 3,234,789
Personal Care Products - 1.2%
28,881 BellRing Brands Inc (2) 1,057,045
Total Personal Care Products 1,057,045
Professional Services - 1.5%
3,632 CACI International Inc, Class A (2) 1,237,931
Total Professional Services 1,237,931
Residential REITs - 1.5%
34,895 American Homes 4 Rent, Class A 1,237,028
Total Residential REITs 1,237,028
Retail REITs - 2.1%
132,624 SITE Centers Corp 1,753,289
Total Retail REITs 1,753,289
Semiconductors & Semiconductor Equipment - 2.5%
32,983 Rambus Inc (2) 2,116,519
Total Semiconductors & Semiconductor Equipment 2,116,519
Software - 3.0%
48,696 Teradata Corp (2) 2,600,853
Total Software 2,600,853
Specialized REITs - 1.9%
28,812 Iron Mountain Inc 1,637,098
Total Specialized REITs 1,637,098
Specialty Retail - 0.9%
29,343 Foot Locker Inc 795,489
Total Specialty Retail 795,489

Shares Description (1) Value
Technology Hardware, Storage & Peripherals - 1.2%
17,185 Seagate Technology Holdings PLC $ 1,063,236
Total Technology Hardware, Storage & Peripherals 1,063,236
Total Common Stocks
(cost $72,281,819) 82,280,330
Total Long-Term Investments
(cost $72,281,819) 82,280,330
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.7%
X – REPURCHASE AGREEMENTS - 3 .7%
X 3,133,830
$ 194 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$193,854, collateralized by $226,000 U.S. Treasury
Notes, 1.5% due 11/30/28, value $197,781
1.520% 7/03/23 $ 193,830
2,940 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$2,941,227, collateralized by $3,040,700, U.S. Treasury
Notes, 3.625% due 03/31/30, value $2,998,859
5.010% 7/03/23 2,940,000
Total Repurchase Agreements
(cost $3,133,830) 3,133,830
Total Short-Term Investments
(cost $3,133,830) 3,133,830
Total Investments
(cost $ 75,415,649 ) - 99 .9% 85,414,160
Other Assets & Liabilities, Net -   0.1% 116,101
Net Assets - 100% $ 85,530,261
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Value Opportunities Fund
Portfolio of Investments June 30, 2023
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.4%
X 193,069,807 COMMON STOCKS - 97 .4%
X 193,069,807
Aerospace & Defense - 3.5%
50,161 BWX Technologies Inc $ 3,590,023
17,817 Curtiss-Wright Corp 3,272,270
Total Aerospace & Defense 6,862,293
Automobile Components - 2.6%
122,803 Atmus Filtration Technologies Inc (2) 2,696,754
176,781 Goodyear Tire & Rubber Co/The (2) 2,418,364
Total Automobile Components 5,115,118
Banks - 12.3%
150,771 Amalgamated Financial Corp 2,425,905
61,343 Enterprise Financial Services Corp 2,398,511
149,667 Heritage Financial Corp/WA 2,420,115
222,353 Old National Bancorp/IN 3,099,601
110,169 Peoples Bancorp Inc/OH 2,924,987
152,982 Seacoast Banking Corp of Florida 3,380,902
45,250 SouthState Corp 2,977,450
51,419 Texas Capital Bancshares Inc (2) 2,648,079
71,928 United Bankshares Inc/WV 2,134,104
Total Banks 24,409,654
Biotechnology - 5.6%
1,352,196 ADMA Biologics Inc (2) 4,989,603
97,873 Alkermes PLC (2) 3,063,425
13,958 United Therapeutics Corp (2) 3,081,229
Total Biotechnology 11,134,257
Capital Markets - 5.4%
136,515 AssetMark Financial Holdings Inc (2) 4,049,035
912,218 BGC Partners Inc, Class A 4,041,126
309,917 Perella Weinberg Partners 2,581,608
Total Capital Markets 10,671,769
Chemicals - 1.0%
20,505 Innospec Inc 2,059,522
Total Chemicals 2,059,522
Communications Equipment - 4.0%
65,055 Digi International Inc (2) 2,562,516
131,558 Harmonic Inc (2),(3) 2,127,293
77,296 Viasat Inc (2) 3,189,233
Total Communications Equipment 7,879,042
Construction & Engineering - 1.8%
25,477 MYR Group Inc (2) 3,524,488
Total Construction & Engineering 3,524,488
Consumer Finance - 1.1%
23,060 FirstCash Holdings Inc 2,152,190
Total Consumer Finance 2,152,190

Shares Description (1) Value
Diversified Consumer Services - 2.4%
205,652 Perdoceo Education Corp (2) $ 2,523,350
61,842 Stride Inc (2) 2,302,378
Total Diversified Consumer Services 4,825,728
Electric Utilities - 3.3%
29,825 IDACORP Inc 3,060,045
43,108 MGE Energy Inc 3,410,274
Total Electric Utilities 6,470,319
Electrical Equipment - 5.8%
51,429 EnerSys 5,581,075
116,420 nVent Electric PLC 6,015,421
Total Electrical Equipment 11,596,496
Energy Equipment & Services - 1.1%
32,178 Weatherford International PLC (2) 2,137,263
Total Energy Equipment & Services 2,137,263
Food Products - 1.9%
152,655 Hostess Brands Inc (2) 3,865,225
Total Food Products 3,865,225
Health Care Providers & Services - 1.9%
102,983 Castle Biosciences Inc (2) 1,412,927
65,456 Fulgent Genetics Inc (2) 2,423,835
Total Health Care Providers & Services 3,836,762
Hotels, Restaurants & Leisure - 3.3%
299,131 Accel Entertainment Inc (2) 3,158,823
75,864 Dave & Buster's Entertainment Inc (2) 3,380,500
Total Hotels, Restaurants & Leisure 6,539,323
Industrial REITs - 2.4%
130,725 STAG Industrial Inc 4,690,413
Total Industrial REITs 4,690,413
Insurance - 2.7%
35,347 Axis Capital Holdings Ltd 1,902,729
35,614 Selective Insurance Group Inc 3,417,163
Total Insurance 5,319,892
Machinery - 7.4%
47,368 Barnes Group Inc 1,998,456
46,262 Crane Co 4,122,869
131,205 Flowserve Corp 4,874,266
227,116 Mueller Water Products Inc, Class A 3,686,093
Total Machinery 14,681,684
Media - 1.3%
15,024 Nexstar Media Group Inc 2,502,247
Total Media 2,502,247
Metals & Mining - 2.4%
42,404 Materion Corp 4,842,537
Total Metals & Mining 4,842,537

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 4.7%
199,002 Magnolia Oil & Gas Corp, Class A $ 4,159,142
480,037 Permian Resources Corp 5,261,205
Total Oil, Gas & Consumable Fuels 9,420,347
Personal Care Products - 1.3%
67,907 BellRing Brands Inc (2) 2,485,396
Total Personal Care Products 2,485,396
Pharmaceuticals - 1.9%
62,341 Prestige Consumer Healthcare Inc (2) 3,704,926
Total Pharmaceuticals 3,704,926
Real Estate Management & Development - 1.4%
169,369 Kennedy-Wilson Holdings Inc 2,765,796
Total Real Estate Management & Development 2,765,796
Retail REITs - 3.4%
72,275 Getty Realty Corp 2,444,340
324,758 SITE Centers Corp 4,293,301
Total Retail REITs 6,737,641
Semiconductors & Semiconductor Equipment - 2.5%
78,758 Rambus Inc (2) 5,053,901
Total Semiconductors & Semiconductor Equipment 5,053,901
Software - 6.5%
105,799 Cerence Inc (2) 3,092,505
198,424 PowerSchool Holdings Inc, Class A (2) 3,797,835
112,450 Teradata Corp (2) 6,005,955
Total Software 12,896,295
Specialty Retail - 1.0%
70,297 Foot Locker Inc 1,905,752
Total Specialty Retail 1,905,752

Shares Description (1) Value
Water Utilities - 1.5%
42,555 SJW Group $ 2,983,531
Total Water Utilities 2,983,531
Total Common Stocks
(cost $161,446,192) 193,069,807
Total Long-Term Investments
(cost $161,446,192) 193,069,807
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.9%
X 1,695,026 MONEY MARKET FUNDS - 0 .9%
X 1,695,026
1,695,026 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.110%(5) $ 1,695,026
Total Money Market Funds
(cost $1,695,026) $ 1,695,026
Total Investments Purchased with Collateral from Securities Lending
(cost $1,695,026) 1,695,026
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.3%
4,583,846 REPURCHASE AGREEMENTS - 2 .3%
X 4,583,846
$ 284 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$283,882, collateralized by $330,900 U.S. Treasury
Notes, 1.5% due 11/30/28, value $289,582
1.520% 7/03/23 $ 283,846
4,300 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$4,301,795, collateralized by $4,447,200, U.S. Treasury
Notes, 3.625% due 03/31/30, value $4,386,004
5.010% 7/03/23 4,300,000
Total Repurchase Agreements
(cost $4,583,846) 4,583,846
Total Short-Term Investments
(cost $4,583,846) 4,583,846
Total Investments
(cost $ 167,725,064 ) - 100 .6% 199,348,679
Other Assets & Liabilities, Net -   (0.6)% (1,202,060)
Net Assets - 100% $ 198,146,619
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,634,415.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
June 30, 2023
See Notes to Financial Statements

June 30, 2023
Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 132,469,177 $ 95,075,458 $ 112,312,328 $ 19,651,501 $ 82,280,330 $ 193,069,807
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – 2,085,671 – 211,054 – 1,695,026
Short-term investments, at value
◊
– 1,430,000 6,535,032 240,000 3,133,830 4,583,846
Cash 308,273 95,057 – 23,964 – –
Cash denominated in foreign currencies
^
109,417 56,947 – – – –
Receivables:
Dividends 311,527 191,265 59,462 17,019 86,420 196,174
Interest – 199 871 33 417 610
Investments sold – 808,138 196,189 40,226 631,156 730,916
Reclaims 76,979 380,098 5,441 – – –
Reimbursement from Adviser 3,210 1,163 2,023 4,347 16,784 81,361
Shares sold 20,911 148,642 1,469,806 366 368,737 43,243
Other assets 331,104 161,349 107,394 59,630 33,019 75,381
Total assets 133,630,598 100,433,987 120,688,546 20,248,140 86,550,693 200,476,364
LIABILITIES
Payables:
Collateral from securities lending – 2,085,671 – 211,054 – 1,695,026
Dividends 78,606 – – — – –
Investments purchased - regular settlement – – 29,358 39,432 895,714 232,269
Shares redeemed 377,945 19,844 37,630 – 38,952 104,870
Accrued expenses:
Custodian fees 60,081 59,694 16,602 12,166 18,123 28,991
Management fees 68,374 38,729 57,064 – 51,773 111,856
Trustees fees 256,283 123,313 80,030 36,360 768 32,083
Professional fees 2,899 6,596 2,050 1,470 – 9,913
Shareholder reporting expenses 21,695 21,859 12,384 7,555 8,508 43,284
Shareholder servicing agent fees 37,636 20,276 17,158 4,503 5,499 65,064
12b-1 distribution and service fees 19,399 4,748 10,040 2,419 1,078 6,275
Other 1,986 10,752 31 874 17 114
Total liabilities 924,904 2,391,482 262,347 315,833 1,020,432 2,329,745
Net assets $ 132,705,694 $ 98,042,505 $ 120,426,199 $ 19,932,307 $ 85,530,261 $ 198,146,619
NET ASSETS CONSIST OF:
Paid-in capital $ 343,722,552 $ 271,631,217 $ 101,999,832 $ 13,933,695 $ 75,089,297 $ 165,510,836
Total distributable earnings (loss) (211,016,858) (173,588,712) 18,426,367 5,998,612 10,440,964 32,635,783
Net assets 132,705,694 98,042,505 120,426,199 19,932,307 85,530,261 198,146,619
†
Long-term investments, cost $ 110,588,798 $ 70,723,056 $ 92,885,368 $ 14,013,934 $ 72,281,819 $ 161,446,192
◊
Short-term investments, cost $ — $ 1,430,000 $ 6,535,032 $ 240,000 $ 3,133,830 $ 4,583,846
‡ Includes securities loaned of $ — $ 2,042,168 $ — $ 205,503 $ — $ 1,634,415
^
Cash denominated in foreign currencies, cost $ 108,986 $ 56,931 $ — $ — $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
CLASS A:
Net assets $ 86,806,678 $ 21,524,113 $ 44,441,599 $ 7,320,273 $ 3,627,238 $ 20,932,195
Shares outstanding 2,899,007 824,505 995,671 1,733,290 131,102 458,163
Net asset value ("NAV") per share $ 29.94 $ 26.11 $ 44.63 $ 4.22 $ 27.67 $ 45.69
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus
maximum sales charge) $ 31.77 $ 27.70 $ 47.35 $ 4.48 $ 29.36 $ 48.48
CLASS C:
Net assets $ 1,878,915 $ 466,293 $ 1,287,455 $ 1,162,646 $ 426,064 $ 2,446,852
Shares outstanding 62,866 18,925 31,167 368,676 18,939 64,475
NAV and offering price per share $ 29.89 $ 24.64 $ 41.31 $ 3.15 $ 22.50 $ 37.95
CLASS R6:
Net assets $ — $ — $ — $ — $ 18,080,124 $ 5,879,356
Shares outstanding — — — — 626,203 120,924
NAV and offering price per share $ — $ — $ — $ — $ 28.87 $ 48.62
CLASS I:
Net assets $ 44,020,101 $ 76,052,099 $ 74,697,145 $ 11,449,388 $ 63,396,835 $ 168,888,216
Shares outstanding 1,470,017 2,891,095 1,654,181 2,683,745 2,217,047 3,529,271
NAV and offering price per share $ 29.95 $ 26.31 $ 45.16 $ 4.27 $ 28.60 $ 47.85
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
June 30, 2023
See Notes to Financial Statements

Year Ended June 30, 2023
Global Equity
Income International Value Multi Cap Value Large Cap Value
INVESTMENT INCOME
Dividends $ 4,981,205 $ 3,384,364 $ 1,928,942 $ 460,240
Interest — 28,472 67,577 6,435
Securities lending income, net 6,066 2,391 12,373 649
Other income 14,031 5,904 15,962 6,695
Tax withheld (364,684) (328,578) (8,578) (5,730)
Total investment income 4,636,618 3,092,553 2,016,276 468,289
EXPENSES
– – – –
Management fees 952,737 609,535 628,340 129,518
12b-1 service fees - Class A 215,399 49,087 105,356 17,882
12b-1 distribution and service fees - Class C 18,231 3,413 11,963 11,166
Shareholder servicing agent fees 160,763 86,794 75,295 15,362
Interest expense 513 781 108 19
Trustees fees 5,001 3,111 3,303 737
Custodian expenses 87,713 75,488 15,345 7,231
Excise tax liability expense — — 74,075 —
Federal and state registration fees 50,600 48,637 52,074 49,428
Professional fees 76,601 61,214 38,668 34,336
Shareholder reporting expenses 42,428 35,265 23,027 12,481
Other 9,723 8,592 8,861 8,032
Total expenses before fee waiver/expense reimbursement 1,619,709 981,917 1,036,415 286,192
Fee waiver/expense reimbursement (230,009) (157,386) (48,640) (109,961)
Net expenses 1,389,700 824,531 987,775 176,231
Net investment income (loss) 3,246,918 2,268,022 1,028,501 292,058
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments and foreign currency 3,918,637 1,636,015 1,153,598 90,044
Net realized gain (loss) 3,918,637 1,636,015 1,153,598 90,044
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency 10,902,512 10,453,814 14,601,445 2,545,938
Change in net unrealized appreciation (depreciation) 10,902,512 10,453,814 14,601,445 2,545,938
Net realized and unrealized gain (loss) 14,821,149 12,089,829 15,755,043 2,635,982
Net increase (decrease) in net assets from operations $ 18,068,067 $ 14,357,851 $ 16,783,544 $ 2,928,040

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended June 30, 2023
Small/Mid Cap
Value
Small Cap Value
Opportunities
INVESTMENT INCOME
Dividends $ 783,458 $ 2,625,470
Interest 42,026 98,529
Securities lending income, net 100 4,054
Other income 47,154 307,534
Total investment income 872,738 3,035,587
EXPENSES
– –
Management fees 354,563 1,489,972
12b-1 service fees - Class A 8,589 52,435
12b-1 distribution and service fees - Class C 4,436 33,814
Shareholder servicing agent fees 30,697 231,502
Interest expense 55 16
Trustees fees 1,543 6,263
Custodian expenses 15,452 30,126
Federal and state registration fees 62,780 66,237
Professional fees 34,776 51,077
Shareholder reporting expenses 15,021 62,738
Other 9,196 11,100
Total expenses before fee waiver/expense reimbursement 537,108 2,035,280
Fee waiver/expense reimbursement (47,338) (201,305)
Net expenses 489,770 1,833,975
Net investment income (loss) 382,968 1,201,612
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 237,515 2,265,355
Net realized gain (loss) 237,515 2,265,355
Change in unrealized appreciation (depreciation) on:
Investments 7,834,296 26,509,419
Change in net unrealized appreciation (depreciation) 7,834,296 26,509,419
Net realized and unrealized gain (loss) 8,071,811 28,774,774
Net increase (decrease) in net assets from operations $ 8,454,779 $ 29,976,386

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Equity Income International Value
Year Ended
6/30/23
Year Ended
6/30/22
Year Ended
6/30/23
Year Ended
6/30/22
OPERATIONS
Net investment income (loss) $ 3,246,918 $ 3,872,173 $ 2,268,022 $ 2,502,411
Net realized gain (loss) 3,918,637 13,523,950 1,636,015 12,103,920
Change in net unrealized appreciation (depreciation) 10,902,512 (35,333,969) 10,453,814 (27,472,838)
Net increase (decrease) in net assets from operations 18,068,067 (17,937,846) 14,357,851 (12,866,507)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (4,032,564) (3,749,429) (896,016) (916,567)
Class C (75,351) (90,662) (15,889) (12,590)
Class I (2,217,582) (2,227,530) (3,100,172) (3,349,086)
Decrease in net assets from distributions to shareholders (6,325,497) (6,067,621) (4,012,077) (4,278,243)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 5,073,335 17,466,852 18,334,367 13,660,278
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,982,634 5,740,451 3,856,599 4,120,251
11,055,969 23,207,303 22,190,966 17,780,529
Cost of shares redeemed (30,976,232) (24,555,325) (18,647,023) (38,312,948)
Net increase (decrease) in net assets from Fund share transactions (19,920,263) (1,348,022) 3,543,943 (20,532,419)
Net increase (decrease) in net assets (8,177,693) (25,353,489) 13,889,717 (37,677,169)
Net assets at the beginning of period 140,883,387 166,236,876 84,152,788 121,829,957
Net assets at the end of period $ 132,705,694 $ 140,883,387 $ 98,042,505 $ 84,152,788

See Notes to Financial Statements

Multi Cap Value Large Cap Value
Year Ended
6/30/23
Year Ended
6/30/22
Year Ended
6/30/23
Year Ended
6/30/22
OPERATIONS
Net investment income (loss) $ 1,028,501 $ 604,016 $ 292,058 $ 270,463
Net realized gain (loss) 1,153,598 5,341,213 90,044 1,573,677
Change in net unrealized appreciation (depreciation) 14,601,445 (13,659,492) 2,545,938 (2,772,165)
Net increase (decrease) in net assets from operations 16,783,544 (7,714,263) 2,928,040 (928,025)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (477,154) (526,152) (306,433) (1,063,128)
Class C (5,109) (14,510) (60,053) (228,947)
Class I (646,514) (459,868) (510,151) (2,216,956)
Decrease in net assets from distributions to shareholders (1,128,777) (1,000,530) (876,637) (3,509,031)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 49,260,169 18,450,089 2,151,340 5,414,677
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,052,653 919,634 842,093 3,344,934
50,312,822 19,369,723 2,993,433 8,759,611
Cost of shares redeemed (25,339,737) (13,134,452) (4,103,131) (5,126,955)
Net increase (decrease) in net assets from Fund share transactions 24,973,085 6,235,271 (1,109,698) 3,632,656
Net increase (decrease) in net assets 40,627,852 (2,479,522) 941,705 (804,400)
Net assets at the beginning of period 79,798,347 82,277,869 18,990,602 19,795,002
Net assets at the end of period $ 120,426,199 $ 79,798,347 $ 19,932,307 $ 18,990,602

See Notes to Financial Statements

Small/Mid Cap Value Small Cap Value Opportunities
Year Ended
6/30/23
Year Ended
6/30/22
Year Ended
6/30/23
Year Ended
6/30/22
OPERATIONS
Net investment income (loss) $ 382,968 $ 157,976 $ 1,201,612 $ 1,057,747
Net realized gain (loss) 237,515 3,403,601 2,265,355 23,728,276
Change in net unrealized appreciation (depreciation) 7,834,296 (7,886,841) 26,509,419 (62,914,096)
Net increase (decrease) in net assets from operations 8,454,779 (4,325,264) 29,976,386 (38,128,073)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (178,041) (439,199) (1,287,556) (2,568,647)
Class C (28,895) (73,621) (248,555) (872,393)
Class R6 (865,461) (2,382,286) (316,799) (557,719)
Class I (858,303) (2,634,624) (8,943,951) (27,534,174)
Decrease in net assets from distributions to shareholders (1,930,700) (5,529,730) (10,796,861) (31,532,933)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 52,259,457 10,207,042 37,566,398 59,978,590
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,905,506 5,448,185 10,230,214 30,441,627
54,164,963 15,655,227 47,796,612 90,420,217
Cost of shares redeemed (10,093,523) (17,434,249) (42,582,650) (152,079,580)
Net increase (decrease) in net assets from Fund share transactions 44,071,440 (1,779,022) 5,213,962 (61,659,363)
Net increase (decrease) in net assets 50,595,519 (11,634,016) 24,393,487 (131,320,369)
Net assets at the beginning of period 34,934,742 46,568,758 173,753,132 305,073,501
Net assets at the end of period $ 85,530,261 $ 34,934,742 $ 198,146,619 $ 173,753,132

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Equity Income
Class
A
6/30/23
$ 27.43 $ 0.67 $ 3.21 $ 3.88 $ (1.37) $ — $ (1.37) $ 29.94
6/30/22
32.13 0.74 (4.26) (3.52) (1.18) — (1.18) 27.43
6/30/21
23.44 0.68 8.70 9.38 (0.69) — (0.69) 32.13
6/30/20
26.59 0.57 (3.10) (2.53) (0.62) — (0.62) 23.44
6/30/19
27.45 0.69 (0.20) 0.49 (0.72) (0.63) (1.35) 26.59
Class
C
6/30/23
27.37 0.47 3.20 3.67 (1.15) — (1.15) 29.89
6/30/22
32.06 0.44 (4.19) (3.75) (0.94) — (0.94) 27.37
6/30/21
23.40 0.44 8.70 9.14 (0.48) — (0.48) 32.06
6/30/20
26.54 0.40 (3.11) (2.71) (0.43) — (0.43) 23.40
6/30/19
27.39 0.46 (0.16) 0.30 (0.52) (0.63) (1.15) 26.54
Class
I
6/30/23
27.43 0.73 3.23 3.96 (1.44) — (1.44) 29.95
6/30/22
32.14 0.83 (4.28) (3.45) (1.26) — (1.26) 27.43
6/30/21
23.45 0.75 8.70 9.45 (0.76) — (0.76) 32.14
6/30/20
26.60 0.63 (3.10) (2.47) (0.68) — (0.68) 23.45
6/30/19
27.46 0.74 (0.18) 0.56 (0.79) (0.63) (1.42) 26.60
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
14 .46% $ 86,807 1 .28% 1 .11% 2 .35% 29%
( 11 .30 ) 86,811 1 .26 1 .10 2 .33 59
40 .43 105,751 1 .26 1 .11 2 .44 42
( 9 .53 ) 80,897 1 .24 1 .11 2 .37 53
2 .23 103,494 1 .19 1 .11 2 .60 30
13 .61 1,879 2 .03 1 .86 1 .62 29
( 11 .95 ) 1,649 2 .01 1 .85 1 .37 59
39 .34 4,660 2 .01 1 .86 1 .64 42
( 10 .18 ) 14,342 1 .99 1 .86 1 .61 53
1 .45 37,564 1 .94 1 .86 1 .76 30
14 .79 44,020 1 .03 0 .86 2 .55 29
( 11 .10 ) 52,423 1 .01 0 .85 2 .61 59
40 .76 55,826 1 .01 0 .86 2 .69 42
( 9 .25 ) 43,978 0 .99 0 .86 2 .62 53
2 .45 63,168 0 .94 0 .86 2 .81 30

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Value
Class
A
6/30/23
$ 23.20 $ 0.58 $ 3.45 $ 4.03 $ (1.12) $ — $ (1.12) $ 26.11
6/30/22
27.73 0.60 (4.05) (3.45) (1.08) — (1.08) 23.20
6/30/21
20.17 0.70 7.34 8.04 (0.48) — (0.48) 27.73
6/30/20
23.39 0.32 (2.83) (2.51) (0.71) — (0.71) 20.17
6/30/19
25.16 0.50 (2.01) (1.51) (0.26) — (0.26) 23.39
Class
C
6/30/23
21.89 0.43 3.21 3.64 (0.89) — (0.89) 24.64
6/30/22
26.37 0.35 (3.80) (3.45) (1.03) — (1.03) 21.89
6/30/21
19.20 0.43 7.04 7.47 (0.30) — (0.30) 26.37
6/30/20
22.28 0.16 (2.73) (2.57) (0.51) — (0.51) 19.20
6/30/19
23.94 0.25 (1.84) (1.59) (0.07) — (0.07) 22.28
Class
I
6/30/23
23.37 0.65 3.48 4.13 (1.19) — (1.19) 26.31
6/30/22
27.87 0.64 (4.05) (3.41) (1.09) — (1.09) 23.37
6/30/21
20.27 0.75 7.38 8.13 (0.53) — (0.53) 27.87
6/30/20
23.50 0.36 (2.82) (2.46) (0.77) — (0.77) 20.27
6/30/19
25.29 0.58 (2.04) (1.46) (0.33) — (0.33) 23.50
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
18 .00% $ 21,524 1 .33% 1 .15% 2 .44% 18%
( 12 .90 ) 19,329 1 .33 1 .14 2 .26 28
40 .20 22,153 1 .28 1 .15 2 .88 24
( 11 .24 ) 17,579 1 .33 1 .15 1 .55 22
( 5 .90 ) 23,088 1 .32 1 .15 2 .11 14
17 .12 466 2 .08 1 .90 1 .88 18
( 13 .58 ) 266 2 .08 1 .89 1 .41 28
39 .17 365 2 .03 1 .90 1 .93 24
( 11 .88 ) 963 2 .08 1 .90 0 .76 22
( 6 .68 ) 3,055 2 .07 1 .90 1 .14 14
18 .33 76,052 1 .08 0 .90 2 .70 18
( 12 .71 ) 64,558 1 .08 0 .89 2 .38 28
40 .51 99,311 1 .03 0 .90 3 .10 24
( 11 .00 ) 91,781 1 .08 0 .90 1 .68 22
( 5 .67 ) 218,300 1 .07 0 .90 2 .48 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Multi Cap Value
Class
A
6/30/23
$ 37.48 $ 0.43 $ 7.19 $ 7.62 $ (0.47) $ — $ — $ (0.47) $ 44.63
6/30/22
41.46 0.26 (3.73) (3.47) (0.51) — — (0.51) 37.48
6/30/21
27.13 0.22 15.15 15.37 (0.69) — (0.35) (1.04) 41.46
6/30/20
32.55 0.66 (5.70) (5.04) (0.38) — — (0.38) 27.13
6/30/19
31.84 0.26 0.45 0.71 — — — — 32.55
Class
C
6/30/23
34.69 0.11 6.67 6.78 (0.16) — — (0.16) 41.31
6/30/22
38.66 (0.05) (3.45) (3.50) (0.47) — — (0.47) 34.69
6/30/21
25.32 (0.03) 14.14 14.11 (0.42) — (0.35) (0.77) 38.66
6/30/20
30.40 0.42 (5.37) (4.95) (0.13) — — (0.13) 25.32
6/30/19
29.97 (0.02) 0.45 0.43 — — — — 30.40
Class
I
6/30/23
37.92 0.54 7.28 7.82 (0.58) — — (0.58) 45.16
6/30/22
41.84 0.36 (3.76) (3.40) (0.52) — — (0.52) 37.92
6/30/21
27.37 0.30 15.30 15.60 (0.78) — (0.35) (1.13) 41.84
6/30/20
32.83 0.75 (5.75) (5.00) (0.46) — — (0.46) 27.37
6/30/19
32.03 0.34 0.46 0.80 — — — — 32.83
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
20 .46% $ 44,442 1 .28% 1 .23% 1 .04% 22%
( 8 .49 ) 40,006 1 .35 1 .25 0 .62 34
57 .70 43,489 1 .29 1 .15 0 .64 58
( 15 .73 ) 29,133 1 .30 1 .15 2 .30 54
2 .23 42,199 1 .26 1 .15 0 .84 23
19 .58 1,287 2 .03 1 .98 0 .30 22
( 9 .17 ) 1,168 2 .10 2 .00 ( 0 .13 ) 34
56 .54 1,347 2 .04 1 .90 ( 0 .09 ) 58
( 16 .37 ) 1,632 2 .05 1 .90 1 .56 54
1 .43 2,672 2 .01 1 .90 ( 0 .06 ) 23
20 .78 74,697 1 .03 0 .98 1 .29 22
( 8 .26 ) 38,624 1 .10 1 .00 0 .87 34
58 .09 37,441 1 .04 0 .90 0 .88 58
( 15 .51 ) 24,403 1 .05 0 .90 2 .56 54
2 .50 38,712 1 .01 0 .90 1 .08 23

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Value
Class
A
6/30/23
$ 3.80 $ 0.06 $ 0.54 $ 0.60 $ (0.03) $ (0.15) $ (0.18) $ 4.22
6/30/22
4.84 0.06 (0.22) (0.16) (0.05) (0.83) (0.88) 3.80
6/30/21
3.96 0.03 1.57 1.60 (0.15) (0.57) (0.72) 4.84
6/30/20
5.15 0.12 (0.62) (0.50) (0.09) (0.60) (0.69) 3.96
6/30/19
6.72 0.07 (0.19) (0.12) (0.03) (1.42) (1.45) 5.15
Class
C
6/30/23
2.88 0.02 0.40 0.42 — (0.15) (0.15) 3.15
6/30/22
3.88 0.02 (0.15) (0.13) (0.04) (0.83) (0.87) 2.88
6/30/21
3.28 0.01 1.26 1.27 (0.10) (0.57) (0.67) 3.88
6/30/20
4.36 0.07 (0.51) (0.44) (0.04) (0.60) (0.64) 3.28
6/30/19
5.95 0.02 (0.19) (0.17) — (1.42) (1.42) 4.36
Class
I
6/30/23
3.84 0.07 0.55 0.62 (0.04) (0.15) (0.19) 4.27
6/30/22
4.87 0.07 (0.22) (0.15) (0.05) (0.83) (0.88) 3.84
6/30/21
3.98 0.05 1.57 1.62 (0.16) (0.57) (0.73) 4.87
6/30/20
5.17 0.13 (0.62) (0.49) (0.10) (0.60) (0.70) 3.98
6/30/19
6.75 0.08 (0.19) (0.11) (0.05) (1.42) (1.47) 5.17
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
15.95% $ 7,320 1.56% 1.00% 1.38% 40%
(4.84) 6,927 1.80 0.99 1.26 35
44.10 5,419 1.76 1.00 0.79 42
(12.08) 4,233 1.40 1.00 2.56 59
1.96 4,395 1.27 1.00 1.26 35
14.84 1,163 2.31 1.75 0.62 40
(5.24) 951 2.55 1.74 0.47 35
42.65 1,368 2.51 1.75 0.19 42
(12.62) 1,758 2.15 1.75 1.82 59
1.21 2,882 2.02 1.75 0.48 35
16.35 11,449 1.31 0.75 1.63 40
(4.55) 11,112 1.55 0.74 1.50 35
44.50 13,008 1.51 0.75 1.11 42
(11.81) 13,196 1.15 0.75 2.81 59
2.13 38,538 1.02 0.75 1.46 35

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small/Mid Cap Value
Class
A
6/30/23
$ 24.60 $ 0.14 $ 4.32 $ 4.46 $ — $ (1.39) $ (1.39) $ 27.67
6/30/22
32.13 0.03 (2.89) (2.86) (0.11) (4.56) (4.67) 24.60
6/30/21
20.05 0.01 12.13 12.14 (0.06) — (0.06) 32.13
6/30/20
23.47 0.11 (3.45) (3.34) (0.08) — (0.08) 20.05
6/30/19
36.02 0.08 (3.94) (3.86) — (8.69) (8.69) 23.47
Class
C
6/30/23
20.38 (0.04) 3.55 3.51 — (1.39) (1.39) 22.50
6/30/22
27.57 (0.17) (2.37) (2.54) (0.09) (4.56) (4.65) 20.38
6/30/21
17.29 (0.14) 10.42 10.28 — — — 27.57
6/30/20
20.33 (0.03) (3.01) (3.04) — — — 17.29
6/30/19
32.87 (0.12) (3.73) (3.85) — (8.69) (8.69) 20.33
Class
R6
6/30/23
25.54 0.24 4.50 4.74 (0.02) (1.39) (1.41) 28.87
6/30/22
33.06 0.16 (3.01) (2.85) (0.11) (4.56) (4.67) 25.54
6/30/21
20.64 0.10 12.49 12.59 (0.17) — (0.17) 33.06
6/30/20
24.15 0.21 (3.54) (3.33) (0.18) — (0.18) 20.64
6/30/19
36.62 0.20 (3.98) (3.78) — (8.69) (8.69) 24.15
Class
I
6/30/23
25.32 0.23 4.44 4.67 — (1.39) (1.39) 28.60
6/30/22
32.86 0.10 (2.97) (2.87) (0.11) (4.56) (4.67) 25.32
6/30/21
20.49 0.07 12.42 12.49 (0.12) — (0.12) 32.86
6/30/20
23.99 0.19 (3.55) (3.36) (0.14) — (0.14) 20.49
6/30/19
36.50 0.16 (3.98) (3.82) — (8.69) (8.69) 23.99
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
18.50% $ 3,627 1.41% 1.31% 0.53% 39%
(10.81) 3,003 1.61 1.30 0.10 42
60.64 3,321 1.64 1.31 0.06 57
(14.29) 2,599 1.85 1.31 0.54 58
(6.42) 3,137 1.73 1.31 0.29 54
17.65 426 2.16 2.06 (0.20) 39
(11.48) 341 2.36 2.05 (0.67) 42
59.46 538 2.39 2.06 (0.65) 57
(14.95) 763 2.60 2.06 (0.19) 58
(7.13) 1,374 2.48 2.06 (0.47) 54
18.92 18,080 1.06 0.96 0.88 39
(10.44) 16,015 1.19 0.88 0.53 42
61.19 19,155 1.28 0.95 0.37 57
(13.93) 8,747 1.43 0.88 0.96 58
(6.03) 9,691 1.32 0.90 0.72 54
18.82 63,397 1.16 1.06 0.83 39
(10.57) 15,577 1.36 1.05 0.34 42
61.03 23,554 1.39 1.06 0.26 57
(14.07) 8,457 1.60 1.06 0.89 58
(6.19) 8,874 1.48 1.06 0.55 54

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value Opportunities
Class
A
6/30/23
$ 41.31 $ 0.20 $ 6.94 $ 7.14 $ — $ (2.76) $ (2.76) $ 45.69
6/30/22
55.06 0.10 (8.11) (8.01) (0.08) (5.66) (5.74) 41.31
6/30/21
33.98 (0.02) 21.36 21.34 (0.26) — (0.26) 55.06
6/30/20
42.97 0.11 (6.36) (6.25) (0.01) (2.73) (2.74) 33.98
6/30/19
55.23 0.03 (7.03) (7.00) — (5.26) (5.26) 42.97
Class
C
6/30/23
34.99 (0.11) 5.83 5.72 — (2.76) (2.76) 37.95
6/30/22
47.84 (0.25) (6.87) (7.12) (0.07) (5.66) (5.73) 34.99
6/30/21
29.57 (0.31) 18.58 18.27 — — — 47.84
6/30/20
37.99 (0.16) (5.53) (5.69) — (2.73) (2.73) 29.57
6/30/19
49.96 (0.28) (6.43) (6.71) — (5.26) (5.26) 37.99
Class
R6
6/30/23
43.77 0.38 7.37 7.75 (0.14) (2.76) (2.90) 48.62
6/30/22
57.78 0.31 (8.57) (8.26) (0.09) (5.66) (5.75) 43.77
6/30/21
35.66 0.17 22.41 22.58 (0.46) — (0.46) 57.78
6/30/20
44.93 0.28 (6.63) (6.35) (0.19) (2.73) (2.92) 35.66
6/30/19
57.24 0.22 (7.27) (7.05) — (5.26) (5.26) 44.93
Class
I
6/30/23
43.12 0.32 7.25 7.57 (0.08) (2.76) (2.84) 47.85
6/30/22
57.08 0.22 (8.43) (8.21) (0.09) (5.66) (5.75) 43.12
6/30/21
35.21 0.08 22.15 22.23 (0.36) — (0.36) 57.08
6/30/20
44.43 0.20 (6.57) (6.37) (0.12) (2.73) (2.85) 35.21
6/30/19
56.75 0.16 (7.22) (7.06) — (5.26) (5.26) 44.43
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
17 .62% $ 20,932 1 .31% 1 .20% 0 .44% 71%
( 16 .01 ) 19,467 1 .33 1 .19 0 .20 58
63 .00 27,091 1 .37 1 .36 ( 0 .04 ) 86
( 15 .95 ) 24,846 1 .35 1 .35 0 .28 43
( 11 .47 ) 66,539 1 .24 1 .24 0 .07 62
16 .71 2,447 2 .06 1 .95 ( 0 .29 ) 71
( 16 .61 ) 3,933 2 .08 1 .94 ( 0 .57 ) 58
61 .79 8,429 2 .12 2 .11 ( 0 .80 ) 86
( 16 .58 ) 7,644 2 .10 2 .10 ( 0 .49 ) 43
( 12 .14 ) 13,419 1 .99 1 .99 ( 0 .68 ) 62
18 .06 5,879 0 .93 0 .82 0 .81 71
( 15 .68 ) 4,893 0 .94 0 .80 0 .59 58
63 .67 6,160 0 .95 0 .94 0 .36 86
( 15 .55 ) 6,315 0 .91 0 .91 0 .70 43
( 11 .12 ) 10,899 0 .86 0 .86 0 .46 62
17 .88 168,888 1 .06 0 .95 0 .69 71
( 15 .79 ) 145,461 1 .08 0 .94 0 .42 58
63 .42 263,394 1 .11 1 .10 0 .16 86
( 15 .75 ) 154,309 1 .10 1 .10 0 .51 43
( 11 .26 ) 456,623 0 .99 0 .99 0 .33 62

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen Investment Trust is comprised of the Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Large
Cap Value Fund (“Large-Cap Value”), Nuveen Small/Mid Cap Value Fund (“Small/Mid-Cap Value”) and Nuveen Small Cap Value Opportunities Fund
(“Small Cap Value Opportunities”), among others, and Nuveen Investment Trust II is comprised of Nuveen International Value Fund (“International
Value”), among others (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Investment Trust and Nuveen Investment Trust II
were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is June 30, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended June 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Notes to Financial Statements
(continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements,
International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
Global Equity Income Value
% of
Net Assets
Country:
Germany $ 11,039,556 8.3%
Japan 9,698,835 7.3
France 9,363,848 7.1
Netherlands 9,099,978 6.9
United Kingdom 3,867,919 2.9
Finland 3,862,235 2.9
South Korea 3,715,836 2.8
Australia 2,826,756 2.1
Singapore 2,221,666 1.7
Other 9,278,186 6.9
Total non-U.S. Securities $64,974,815 48.9%
International Value Value
% of
Net Assets
Country:
Japan $ 21,150,936 21.6%
Germany 13,051,460 13.3
Netherlands 11,197,141 11.4
France 10,175,769 10.4
United Kingdom 9,030,211 9.2
Switzerland 4,995,125 5.1
Canada 2,690,416 2.8
Singapore 2,351,520 2.4
China 2,132,125 2.2
Other 12,462,149 12.6
Total non-U.S. Securities $89,236,852 91.0%

New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rule Issuance:
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic
820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Notes to Financial Statements
(continued)
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 69,044,531 $ 63,424,646 $ – $ 132,469,177
Total $ 69,044,531 $ 63,424,646 $ – $ 132,469,177
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 16,780,708 $ 78,294,750 $ – $ 95,075,458
Investments Purchased with Collateral from Securities
Lending 2,085,671 – – 2,085,671
Short-Term Investments:
Repurchase Agreements – 1,430,000 – 1,430,000
Total $ 18,866,379 $ 79,724,750 $ – $ 98,591,129
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 112,312,328 $ – $ – $ 112,312,328
Short-Term Investments:
Repurchase Agreements – 6,535,032 – 6,535,032
Total $ 112,312,328 $ 6,535,032 $ – $ 118,847,360
Large Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 19,651,501 $ – $ – $ 19,651,501
Investments Purchased with Collateral from Securities
Lending 211,054 – – 211,054
Short-Term Investments:
Repurchase Agreements – 240,000 – 240,000
Total $ 19,862,555 $ 240,000 $ – $ 20,102,555
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 82,280,330 $ – $ – $ 82,280,330
Short-Term Investments:
Repurchase Agreements – 3,133,830 – 3,133,830
Total $ 82,280,330 $ 3,133,830 $ – $ 85,414,160
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 193,069,807 $ – $ – $ 193,069,807
Investments Purchased with Collateral from Securities
Lending 1,695,026 – – 1,695,026
Short-Term Investments:
Repurchase Agreements – 4,583,846 – 4,583,846
Total $ 194,764,833 $ 4,583,846 $ – $ 199,348,679

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
International Value Fixed Income Clearing Corporation $1,430,000 $(1,458,695)
Multi Cap Value Fixed Income Clearing Corporation 6,535,032 (6,665,840)
Large Cap Value Fixed Income Clearing Corporation 240,000 (244,883)
Small/Mid Cap Value Fixed Income Clearing Corporation 3,133,830 (3,196,640)
Small Cap Value Opportunities Fixed Income Clearing Corporation 4,583,846 (4,675,586)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
International Value Common Stock $2,042,168 $2,085,671
Large Cap Value Common Stock 205,503 211,054
Small Cap Value Opportunities Common Stock 1,634,415 1,695,026
Fund
Purchases Sales
Global Equity Income
$ 38,580,815 $ 58,723,295
International Value
15,017,660 14,850,344
Multi Cap Value
40,193,999 19,280,606
Large Cap Value
8,147,628 9,060,581
Small/Mid Cap Value
63,029,332 22,122,952
Small Cap Value Opportunities
120,222,790 123,627,626

Notes to Financial Statements
(continued)
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
6/30/23
Year Ended
6/30/22
Global Equity Income Shares Amount Shares Amount
Subscriptions:
Class A 47,173 $1,353,713 173,126 $5,452,479
Class A - automatic conversion of Class C 1,557 46,556 101 3,188
Class C 13,462 367,882 452 14,264
Class I 115,359 3,305,184 380,687 11,996,921
Total subscriptions 177,551 5,073,335 554,366 17,466,852
Reinvestments of distributions:
Class A 131,240 3,749,758 112,841 3,473,702
Class C 2,626 75,159 2,883 90,495
Class I 75,723 2,157,717 70,977 2,176,254
Total reinvestments of distributions 209,589 5,982,634 186,701 5,740,451
Redemptions:
Class A (446,247) (12,770,358) (412,034) (13,046,407)
Class C (11,917) (343,167) (88,317) (2,742,424)
Class C - automatic conversion to Class A (1,561) (46,556) (101) (3,188)
Class I (632,311) (17,816,151) (277,576) (8,763,306)
Total redemptions (1,092,036) (30,976,232) (778,028) (24,555,325)
Net increase (decrease) (704,896) $(19,920,263) (36,961) $(1,348,022)

Year Ended
6/30/23
Year Ended
6/30/22
International Value Shares Amount Shares Amount
Subscriptions:
Class A 104,835 $2,566,360 194,500 $5,227,788
Class C 10,360 236,792 115 3,000
Class I 622,620 15,531,215 316,276 8,429,490
Total subscriptions 737,815 18,334,367 510,891 13,660,278
Reinvestments of distributions:
Class A 35,345 818,584 31,617 835,956
Class C 724 15,889 504 12,590
Class I 129,649 3,022,126 122,950 3,271,705
Total reinvestments of distributions 165,718 3,856,599 155,071 4,120,251
Redemptions:
Class A (148,967) (3,541,801) (191,714) (5,111,711)
Class C (4,310) (98,147) (2,309) (59,207)
Class I (623,174) (15,007,075) (1,240,273) (33,142,030)
Total redemptions (776,451) (18,647,023) (1,434,296) (38,312,948)
Net increase (decrease) 127,082 $3,543,943 (768,334) $(20,532,419)
Year Ended
6/30/23
Year Ended
6/30/22
Multi Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 48,404 $2,016,065 116,984 $4,897,020
Class C 10,779 415,540 8,976 348,559
Class I 1,085,025 46,828,564 310,444 13,204,510
Total subscriptions 1,144,208 49,260,169 436,404 18,450,089
Reinvestments of distributions:
Class A 10,321 420,367 11,124 463,411
Class C 135 5,109 375 14,510
Class I 15,241 627,177 10,495 441,713
Total reinvestments of distributions 25,697 1,052,653 21,994 919,634
Redemptions:
Class A (130,446) (5,329,772) (109,697) (4,594,015)
Class C (13,421) (503,274) (10,522) (404,235)
Class I (464,716) (19,506,691) (197,229) (8,136,202)
Total redemptions (608,583) (25,339,737) (317,448) (13,134,452)
Net increase (decrease) 561,322 $24,973,085 140,950 $6,235,271
Year Ended
6/30/23
Year Ended
6/30/22
Large Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 213,276 $858,880 845,012 $3,649,356
Class C 156,054 475,739 135,120 396,208
Class I 204,405 816,721 321,130 1,369,113
Total subscriptions 573,735 2,151,340 1,301,262 5,414,677
Reinvestments of distributions:
Class A 71,341 284,749 227,492 953,190
Class C 20,048 60,053 71,996 228,947
Class I 123,408 497,291 512,441 2,162,797
Total reinvestments of distributions 214,797 842,093 811,929 3,344,934
Redemptions:
Class A (372,060) (1,499,789) (372,161) (1,612,503)
Class C (137,834) (416,584) (228,875) (811,833)
Class I (536,598) (2,186,758) (613,797) (2,702,619)
Total redemptions (1,046,492) (4,103,131) (1,214,833) (5,126,955)
Net increase (decrease) (257,960) $(1,109,698) 898,358 $3,632,656

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Year Ended
6/30/23
Year Ended
6/30/22
Small/Mid Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 16,226 $437,948 24,595 $704,339
Class A - automatic conversion of Class C 961 24,976 — —
Class C 12,847 285,331 1,887 43,561
Class R6 106,780 2,950,966 183,432 5,656,649
Class I 1,775,616 48,560,236 126,250 3,802,493
Total subscriptions 1,912,430 52,259,457 336,164 10,207,042
Reinvestments of distributions:
Class A 5,888 154,730 12,994 369,021
Class C 1,343 28,895 3,116 73,621
Class R6 31,580 864,207 80,811 2,378,123
Class I 31,639 857,674 90,018 2,627,420
Total reinvestments of distributions 70,450 1,905,506 186,939 5,448,185
Redemptions:
Class A (14,050) (366,803) (18,884) (582,623)
Class C (10,786) (242,148) (7,815) (195,582)
Class C - automatic conversion to Class A (1,180) (24,976) — —
Class R6 (139,140) (3,853,577) (216,649) (6,842,151)
Class I (205,524) (5,606,019) (317,771) (9,813,893)
Total redemptions (370,680) (10,093,523) (561,119) (17,434,249)
Net increase (decrease) 1,612,200 $44,071,440 (38,016) $(1,779,022)
Year Ended
6/30/23
Year Ended
6/30/22
Small Cap Value Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 58,884 $2,621,661 58,969 $2,872,575
Class A - automatic conversion of Class C 239 9,939 761 35,211
Class C 8,011 302,571 9,696 409,299
Class R6 28,790 1,345,891 25,817 1,354,190
Class I 712,529 33,286,336 1,058,819 55,307,315
Total subscriptions 808,453 37,566,398 1,154,062 59,978,590
Reinvestments of distributions:
Class A 24,786 1,095,290 46,195 2,224,945
Class C 5,371 198,512 17,854 731,173
Class R6 4,467 209,741 7,376 375,621
Class I 188,793 8,726,671 539,963 27,109,888
Total reinvestments of distributions 223,417 10,230,214 611,388 30,441,627
Redemptions:
Class A (96,959) (4,303,835) (126,767) (6,394,170)
Class C (61,029) (2,291,324) (90,413) (3,801,916)
Class C - automatic conversion to Class A (286) (9,939) (898) (35,211)
Class R6 (24,116) (1,140,017) (28,024) (1,526,578)
Class I (745,722) (34,837,535) (2,839,782) (140,321,705)
Total redemptions (928,112) (42,582,650) (3,085,884) (152,079,580)
Net increase (decrease) 103,758 $5,213,962 (1,320,434) $(61,659,363)

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to deemed dividend due to corporate actions, distribution reallocations, foreign currency transactions, investments in partnerships, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, taxable overdistribution, and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Equity Income
$ 114,296,534 $ 26,535,028 $ (8,362,385) $ 18,172,643
International Value
78,883,601 27,229,315 (7,521,787) 19,707,528
Multi Cap Value
99,659,867 23,535,477 (4,347,984) 19,187,493
Large Cap Value
14,484,333 5,963,022 (344,800) 5,618,222
Small/Mid Cap Value
75,604,297 11,961,007 (2,151,144) 9,809,863
Small Cap Value Opportunities
168,360,108 41,049,556 (10,060,985) 30,988,571
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Equity Income
$ 1,491,793 $ — $ 18,171,166 $ (228,979,600) $ — $ (1,700,217) $ (211,016,858)
International Value
2,086,679 — 19,697,149 (195,372,540) — — (173,588,712)
Multi Cap Value
— — 19,187,493 (681,766) — (79,360) 18,426,367
Large Cap Value
380,390 — 5,618,222 — — — 5,998,612
Small/Mid Cap Value
383,499 247,602 9,809,863 — — — 10,440,964
Small Cap Value
Opportunities
1,191,779 455,433 30,988,571 — — — 32,635,783
6/30/23 6/30/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Global Equity Income
$ 6,325,497 $ — $ 6,067,621 $ —
International Value
4,012,077 — 4,278,243 —
Multi Cap Value
1,128,777 — 1,000,530 —
Large Cap Value
244,397 632,240 883,197 2,625,834
Small/Mid Cap Value
242,718 1,687,982 1,232,095 4,295,837
Small Cap Value Opportunities
256,087 10,540,774 1,054,058 30,478,875
Fund
Short-Term Long-Term Total
Global Equity Income
1
$ 6,222,414 $ 222,757,186 $ 228,979,600
International Value
6,949,984 188,422,556 195,372,540
Multi Cap Value
— 681,766 681,766
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
— — —

Notes to Financial Statements
(continued)
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
1
Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next sixteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.
Fund
Utilized
Global Equity Income
$ 3,383,488
International Value
1,420,024
Multi Cap Value
1,373,774
Large Cap Value
—
Small/Mid Cap Value
—
Small Cap Value Opportunities
—
Average Daily Net Assets
Global
Equity
Income
International
Value
Multi Cap
Value
Large Cap
Value
Small/Mid Cap
Value
Small Cap
Opportunities
Value
For the first $125 million 0.5500% 0.5500% 0.5500% 0.5000% 0.6000% 0.6500%
For the next $125 million 0.5375 0.5375 0.5375 0.4875 0.5875 0.6375
For the next $250 million 0.5250 0.5250 0.5250 0.4750 0.5750 0.6250
For the next $500 million 0.5125 0.5125 0.5125 0.4625 0.5625 0.6125
For the next $1 billion 0.5000 0.5000 0.5000 0.4500 0.5500 0.6000
For the next $3 billion 0.4750 0.4750 0.4750 0.4250 0.5250 0.5750
For the next $2.5 billion 0.4500 0.4500 0.4500 0.4000 0.5000 0.5500
For the next $2.5 billion 0.4375 0.4375 0.4375 0.3875 0.4875 0.5375
For net assets over $10 billion 0.4250 0.4250 0.4250 0.3750 0.4750 0.5250
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of June 30, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25%
annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Fund
Complex-Level Fee
Global Equity Income
0.1595%
International Value
0.1595%
Multi Cap Value
0.1595%
Large Cap Value
0.1595%
Small/Mid Cap Value
0.1595%
Small Cap Value Opportunities
0.1595%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Equity Income 0.90% July 31, 2025 N/A
International Value 0.94 July 31, 2025 N/A
Multi Cap Value 0.94 July 31, 2025 N/A
Large Cap Value 0.79 July 31, 2025 1.35%
Small/Mid Cap Value 1.10 July 31, 2025 1.45
Small Cap Value Opportunities 0.99 July 31, 2025 1.50
N/A - Not Applicable.
Fund
Amount
Global Equity Income
$ 14,031
International Value
5,904
Multi Cap Value
15,962
Large Cap Value
6,695
Small/Mid Cap Value
47,154
Small Cap Value Opportunities
307,534

Notes to Financial Statements
(continued)
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Global Equity Income
$ — $ 315,427 $ 87,484
International Value
— — —
Multi Cap Value
— — —
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
114,897 — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Global Equity Income
$ 10,024 $ 8,866
International Value
4,775 4,411
Multi Cap Value
13,176 11,440
Large Cap Value
2,024 1,765
Small/Mid Cap Value
1,988 1,730
Small Cap Value Opportunities
4,042 3,511
Fund
Commission
Advances
(Unaudited)
Global Equity Income
$ 1,217
International Value
2,190
Multi Cap Value
1,904
Large Cap Value
553
Small/Mid Cap Value
432
Small Cap Value Opportunities
1,171

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen was as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund
12b-1 Fees
Retained
(Unaudited)
Global Equity Income
$ 1,048
International Value
288
Multi Cap Value
1,786
Large Cap Value
420
Small/Mid Cap Value
662
Small Cap Value Opportunities
2,538
Fund
CDSC
Retained
(Unaudited)
Global Equity Income
$ —
International Value
126
Multi Cap Value
1,856
Large Cap Value
1,010
Small/Mid Cap Value
—
Small Cap Value Opportunities
341
Fund
Nuveen
Owned Shares
Global Equity Income
— %
International Value
—
Multi Cap Value
—
Large Cap Value
—
Small/Mid Cap Value
— (a)
Small Cap Value Opportunities
1
(a)
Value rounded to zero.

Notes to Financial Statements
(continued)
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Global Equity Income
$ 561,256
International Value
1,152,780
Multi Cap Value
—
Large Cap Value
—
Small/Mid Cap Value
—
Small Cap Value Opportunities
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Global Equity Income
4 $ 561,256 5.53%
International Value
4 1,152,780 5.53
Multi Cap Value
— — —
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified  interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Global Equity Income $ —
International Value —
Multi Cap Value —
Large Cap Value 632,240
Small/Mid Cap Value 1,800,419
Small Cap Value Opportunities 10,691,048
Fund Percentage
Global Equity Income
22 .7%
International Value
–
Multi Cap Value
100 .0
Large Cap Value
100 .0
Small/Mid Cap Value
100 .0
Small Cap Value Opportunities
100 .0
Fund Percentage
Global Equity Income
67.3%
International Value
72.7
Multi Cap Value
100.0
Large Cap Value
100.0
Small/Mid Cap Value
100.0
Small Cap Value Opportunities
100.0

Important Tax Information
(Unaudited) (continued)
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Global Equity Income
— % — %
International Value
— —
Multi Cap Value
0 .5 —
Large Cap Value
1 .4 —
Small/Mid Cap Value
— —
Small Cap Value Opportunities
2 .2 —
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
Global Equity Income
$ 1,319,972 $ 0.29784 $ 262,351 $ 0.05920
International Value
1,759,737 0.47121 266,177 0.07127
Multi Cap Value
— — — —
Large Cap Value
— — — —
Small/Mid Cap Value
— — — —
Small Cap Value Opportunities
— — — —
Fund Percentage
Global Equity Income
– %
International Value
–
Multi Cap Value
0.4
Large Cap Value
0.9
Small/Mid Cap Value
1.2
Small Cap Value Opportunities
1.8

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Global Equity Income Fund (the “Global Equity Income Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and third quartile for the five-year period ended
December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the five-year period ended
March 31, 2023, the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2023. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended March 31, 2023, the Fund ranked in the second quartile for the one-year period and first quartile for the three-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
For Nuveen International Value Fund (the “International Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the five-year periods ended December 31, 2022 and March 31, 2023, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2022 and March 31, 2023. In addition, the Fund ranked in the second quartile of its
Performance Peer Group for the one- and five-year periods ended December 31, 2022 and first quartile for the three-year period ended December
31, 2022. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2023 and the first quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory
Agreements.
For Nuveen Multi Cap Value Fund (the “Multi Cap Value Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2022. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Large Cap Value Fund (the “Large Cap Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the five-year periods ended December 31, 2022 and March 31, 2023, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2022 and March 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2022, second quartile for the three-year period ended December 31, 2022 and third quartile for the five-year period ended December 31, 2022. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2023 and second quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Small Cap Value Opportunities Fund (the “Small Cap Value Opportunities Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the five-year periods ended December 31, 2022 and March 31, 2023, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2022 and March 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year periods, second quartile for the three-year periods, and third quartile for the five-year periods ended December 31, 2022 and March 31, 2023, respectively. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Multi Cap Value Fund, and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees to be higher if they were over
10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Global Equity Income Fund, the International Value Fund, the Large Cap Value Fund,
the Small/Mid Cap Value Fund and the Small Cap Value Opportunities Fund each had a net management fee and a net total expense ratio that were below the respective peer averages (and the Large Cap Value Fund did not incur a management fee after fee waivers and expense reimbursements for the last fiscal year); and (b) the Multi Cap Value Fund had a net management fee that was slightly higher than the peer average and a net total expense ratio that was higher than the peer average. Further, the Independent Board Members noted that the Multi
Cap Value Fund’s net total expense ratio was affected by a tax expense that it incurred during its last fiscal year.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts sub-advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds
(“ETFs”) sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds
(along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including (a) the temporary expense caps applicable to the Global Equity Income Fund, the International Value Fund and the Multi Cap Value
Fund; and (b) the temporary and permanent expense caps applicable to the Large Cap Value Fund, the Small/Mid Cap Value Fund and the Small
Cap Value Opportunities Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
135
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
135
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
135

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
135
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
135
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
135
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
135

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
135
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
135
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
135
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Justin M. Pfaff
1981
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2023 Managing Director, Advisory Product, Nuveen (since 2016). Chartered Financial
Analyst.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen (since 2022); formerly,
Vice President (2014-2022), Chief Compliance Officer and Anti-Money Laundering
Compliance Officer(2017-2022), Deputy Chief Compliance Officer (2014-2017) of
BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2023); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen (since 2023); Vice
President, Associate General Counsel and Assistant Secretary (since 2023) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly
Corporate Counsel of Franklin Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2021); Managing Director (since 2021) and
Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing Director
(since 2019, formerly, Vice President and Director), Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing Director
(since 2018), formerly, Vice President and Director, Associate General Counsel
and Assistant Secretary of Teachers Insurance and Annuity Association of America,
Teacher Advisors LLC and TIAA-CREF Investment Management, LLC; Managing
Director (since 2022), formerly, Vice President (2017-2022), Associate General
Counsel and Assistant Secretary (since 2011) of Nuveen Alternative Advisors LLC;
General Counsel and Assistant Secretary of Covariance Capital Management, Inc.
(2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); Executive Vice President (since 2021) and Secretary (since 2023), formerly,
General Counsel and Assistant Secretary (2021-2023) of Teachers Advisors,
LLC; Executive Vice President (since 2017) and Secretary (since 2023), formerly,
General Counsel and Assistant Secretary (2017-2023) of TIAA-CREF Investment
Management, LLC; formerly, Vice President (2007-2021) and Secretary (2016-
2021), of NWQ Investment Management Company, LLC and Santa Barbara Asset
Management, LLC; Vice President and Secretary of Winslow Capital Management,
LLC (since 2010); Executive Vice President (since 2023) and Secretary (since
2016) of Nuveen Alternative Investments, LLC, formerly Senior Managing Director
(2017-2023).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teachers Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Senior Managing Director of Teachers Advisors, LLC
(since 2021) and TIAA-CREF Investment Management, LLC (since 2016); Principal
Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the
TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1
and the Principal Financial Officer, Principal Accounting Officer (since 2020) and
Treasurer (since 2017) to the CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023) and Nuveen Asset Management,
LLC(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-VALUE-0623P 3020038-INV-Y-8/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended June 30, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen International Value Fund	22,933	0	14,809	0

Total	$22,933	$0	$14,809	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen International Value Fund	0%	0%	0%	0%

June 30, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen International Value Fund	21,950	0	0	0

Total	$21,950	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen International Value Fund	0%	0%	0%	0%

Fiscal Year Ended June 30, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended June 30, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception

	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended June 30, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen International Value Fund	14,809	0	0	14,809

Total	$14,809	$0	$0	$14,809

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended June 30, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen International Value Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: September 6, 2023